UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2018

Date of reporting period:	09/30/2018

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2018 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Investments — 101.7% of net assets

Common Stocks — 52.8%

US Common Stocks — 20.8%

Air Freight & Logistics — 0.1%
FedEx Corp.	7,901	$1,902,482

Airlines — 0.9%
American Airlines Group, Inc.	116,971	4,834,411
Delta Air Lines, Inc.	317,209	18,344,196
Southwest Airlines Co.	3,884	242,556
Spirit Airlines, Inc. (a)	3,076	144,480
United Continental Holdings, Inc. (a)	67,895	6,046,729
		29,612,372
Auto Components — 0.1%
BorgWarner, Inc.	12,916	552,546
Goodyear Tire & Rubber Co. (The)	11,100	259,629
Lear Corp. (b)	13,352	1,936,040
		2,748,215
Automobiles — 0.0%
Ford Motor Co.	42,824	396,122
General Motors Co.	4,015	135,185
Thor Industries, Inc.	1,202	100,607
		631,914
Beverages — 0.3%
PepsiCo, Inc.	75,564	8,448,055

Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc. (a)	3,045	266,498
Amgen, Inc.	4,445	921,404
Biogen, Inc. (a)	4,040	1,427,373
Celgene Corp. (a) (b)	13,797	1,234,694
Exelixis, Inc. (a)	22,078	391,222
Gilead Sciences, Inc. (b)	17,020	1,314,114
Shire plc	6,136	370,200
United Therapeutics Corp. (a) (b)	7,399	946,184
Vertex Pharmaceuticals, Inc. (a)	3,141	605,396
		7,477,085
Building Products — 0.0%
Masco Corp.	27,098	991,787
Owens Corning	668	36,252

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

USG Corp. (a)	1,260	$54,571
		1,082,610
Capital Markets — 0.1%
Ameriprise Financial, Inc. (b)	7,136	1,053,702
BlackRock, Inc.	366	172,507
Federated Investors, Inc., Class B	13,275	320,193
KKR & Co., Inc.	16,716	455,845
Morgan Stanley	6,011	279,932
S&P Global, Inc.	5,485	1,071,714
Stifel Financial Corp.	1,566	80,273
T. Rowe Price Group, Inc.	3,104	338,895
		3,773,061
Chemicals — 1.1%
Axalta Coating Systems, Ltd. (a)	302,953	8,834,110
Cabot Corp. (b)	4,927	309,021
Celanese Corp., Series A (b)	14,097	1,607,058
Chemours Co. (The)	9,853	388,602
DowDuPont, Inc.	5,843	375,763
Eastman Chemical Co. (b)	2,891	276,727
Huntsman Corp.	23,994	653,357
Ingevity Corp. (a)	439	44,725
LyondellBasell Industries NV, Class A (b)	27,501	2,819,128
Mosaic Co. (The)	146,800	4,768,064
PQ Group Holdings, Inc. (a)	217,100	3,792,737
Scotts Miracle-Gro Co. (The), Class A	1,919	151,083
Sherwin-Williams Co. (The)	1,538	700,113
Valvoline, Inc.	412,393	8,870,573
Westlake Chemical Corp.	5,281	438,904
		34,029,965
Commercial Banks — 0.2%
Bank OZK	609	23,118
Citizens Financial Group, Inc.	48,637	1,875,929
Huntington Bancshares, Inc.	6,214	92,713
KeyCorp	3,626	72,121
PNC Financial Services Group, Inc. (The)	10,390	1,415,014
Regions Financial Corp. (b)	10,772	197,666
SVB Financial Group (a)	301	93,560
US Bancorp	617	32,584
Wells Fargo & Co. (b)	28,856	1,516,671
		5,319,376
Commercial Services & Supplies — 0.0%
Herman Miller, Inc.	1,868	71,731

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Waste Management, Inc.	3,569	$322,495
		394,226
Communications Equipment — 0.4%
Arista Networks, Inc. (a) (b)	606	161,111
Ciena Corp. (a)	295,404	9,228,421
Cisco Systems, Inc.	62,728	3,051,717
F5 Networks, Inc. (a)	4,064	810,443
		13,251,692
Computers & Peripherals — 0.5%
Apple, Inc. (b)	49,748	11,230,113
Diebold Nixdorf, Inc.	247,992	1,115,964
Hewlett Packard Enterprise Co.	41,431	675,740
HP, Inc.	62,984	1,623,098
NetApp, Inc.	2,587	222,197
Seagate Technology plc	23,836	1,128,635
Western Digital Corp. (b)	5,186	303,588
		16,299,335
Construction & Engineering — 0.1%
D.R. Horton, Inc.	26,414	1,114,143
EMCOR Group, Inc. (b)	2,379	178,687
Fluor Corp.	1,004	58,332
Jacobs Engineering Group, Inc.	3,379	258,493
KB Home (b)	3,120	74,599
KBR, Inc.	25,149	531,398
NVR, Inc. (a)	285	704,178
PulteGroup, Inc.	28,313	701,313
Quanta Services, Inc. (a)	22,591	754,088
Toll Brothers, Inc.	464	15,326
		4,390,557
Consumer Finance — 0.2%
Ally Financial, Inc.	32,271	853,568
American Express Co.	10,684	1,137,739
Capital One Financial Corp. (b)	19,885	1,887,683
Discover Financial Services	10,294	786,976
FirstCash, Inc.	3,345	274,290
Synchrony Financial	41,131	1,278,352
		6,218,608
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	430,700	6,034,107
Owens-Illinois, Inc. (a)	2,351	44,175

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

WestRock Co.	2,381	$127,241
		6,205,523
Diversified Consumer Services — 0.0%
Sotheby's (a)	5,527	271,873

Diversified Financial Services — 1.3%
Bank of America Corp.	596,344	17,568,294
Citigroup, Inc.	139,369	9,998,332
Jefferies Financial Group, Inc.	32,753	719,256
JPMorgan Chase & Co. (b)	116,476	13,143,152
Moody's Corp. (b)	1,393	232,910
		41,661,944
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	5,806	194,965
CenturyLink, Inc.	28,539	605,027
Verizon Communications, Inc.	43,109	2,301,590
		3,101,582
Electric Utilities — 0.1%
Exelon Corp. (b)	44,448	1,940,600

Electrical Equipment — 0.2%
Acuity Brands, Inc.	2,000	314,400
BWX Technologies, Inc.	93,900	5,872,506
Eaton Corp. plc (b)	1,451	125,845
		6,312,751
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	9,947	884,487
Coherent, Inc. (a)	510	87,817
Corning, Inc.	2,896	102,229
Jabil, Inc.	1,947	52,725
Knowles Corp. (a)	302,894	5,034,098
		6,161,356
Energy Equipment & Services — 0.0%
Halliburton Co.	9,818	397,923
McDermott International, Inc. (a)	4,488	82,714
Nabors Industries, Ltd.	16,012	98,634
Patterson-UTI Energy, Inc.	744	12,730
RPC, Inc.	16,767	259,553
		851,554

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Food & Beverage — 0.3%
Curtiss-Wright Corp.	1,633	$224,407
Esterline Technologies Corp. (a)	2,183	198,544
General Dynamics Corp. (b)	1,144	234,200
Honeywell International, Inc.	6,859	1,141,338
Huntington Ingalls Industries, Inc. (b)	8,726	2,234,554
L3 Technologies, Inc. (b)	2,717	577,688
Lockheed Martin Corp.	3,000	1,037,880
Raytheon Co.	6,715	1,387,722
Spirit AeroSystems Holdings, Inc., Class A (b)	14,136	1,295,847
Textron, Inc.	11,037	788,814
United Technologies Corp.	1,527	213,490
		9,334,484
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	10,254	2,408,460
Kroger Co. (The)	63,665	1,853,288
Sysco Corp.	10,973	803,772
Walmart, Inc. (b)	35,562	3,339,627
		8,405,147
Food Products — 0.1%
Archer-Daniels-Midland Co.	19,972	1,003,992
Conagra Brands, Inc.	5,957	202,359
Simply Good Foods Co. (The) (a)	1	20
Tyson Foods, Inc., Class A	9,822	584,704
		1,791,075
Health Care Equipment & Supplies — 1.0%
ABIOMED, Inc. (a)	2,151	967,412
Align Technology, Inc. (a)	3,048	1,192,439
Baxter International, Inc. (b)	42,731	3,294,133
Cantel Medical Corp.	1,037	95,466
Danaher Corp.	10,613	1,153,209
DexCom, Inc. (a)	20,203	2,889,837
Globus Medical, Inc., Class A (a)	1,157	65,671
Haemonetics Corp. (a)	10,851	1,243,308
ICU Medical, Inc. (a)	137	38,737
IDEXX Laboratories, Inc. (a)	48,622	12,138,968
Intuitive Surgical, Inc. (a) (b)	1,290	740,460
NuVasive, Inc. (a)	4,851	344,324
Stryker Corp.	50,071	8,896,615
		33,060,579
Health Care Providers & Services — 0.3%
Aetna, Inc.	1,679	340,585
Anthem, Inc.	1,774	486,165

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Brookdale Senior Living, Inc. (a)	2,612	$25,676
Cardinal Health, Inc.	5,413	292,302
Centene Corp. (a)	2,792	404,226
CIGNA Corp.	1,811	377,141
Envision Healthcare Corp. (a)	595	27,209
Express Scripts Holding Co. (a)	2,958	281,039
Humana, Inc. (b)	8,363	2,831,043
Laboratory Corp. of America Holdings (a)	4,719	819,596
McKesson Corp. (b)	10,121	1,342,551
MEDNAX, Inc. (a)	2,301	107,365
Patterson Companies, Inc.	65,065	1,590,839
Quest Diagnostics, Inc.	2,486	268,264
UnitedHealth Group, Inc.	1,720	457,589
WellCare Health Plans, Inc. (a)	1,984	635,852
		10,287,442
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	253,500	3,612,375

Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Corp. (a)	908,000	9,307,000
Carnival Corp.	1,884	120,143
Hyatt Hotels Corp., Class A (b)	6,230	495,846
International Game Technology plc	1,018	20,106
Las Vegas Sands Corp.	12,722	754,796
Marriott International, Inc., Class A	57,643	7,610,605
Marriott Vacations Worldwide Corp.	427	47,717
MGM Resorts International	39,840	1,111,934
Papa John's International, Inc.	3,299	169,173
Wynn Resorts, Ltd.	4,762	605,060
		20,242,380
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,513	265,304
TopBuild Corp. (a)	799	45,399
Whirlpool Corp.	393	46,669
		357,372
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	5,639,734
Procter & Gamble Co. (The) (b)	11,021	917,278
		6,557,012
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	45,469	636,566

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Industrial Conglomerates — 0.3%
3M Co.	43,077	$9,076,755

Insurance — 0.5%
Aflac, Inc. (b)	33,790	1,590,495
Allstate Corp. (The)	19,927	1,966,795
American International Group, Inc.	27,339	1,455,528
Berkshire Hathaway, Inc., Class B (a) (b)	16,349	3,500,484
Everest Re Group, Ltd. (Bermuda)	613	140,052
FNF Group	18,346	721,915
Hanover Insurance Group, Inc. (The)	393	48,484
Hartford Financial Services Group, Inc. (The)	7,804	389,888
Lincoln National Corp.	12,692	858,741
Loews Corp.	4,163	209,108
Markel Corp. (a)	320	380,317
MBIA, Inc. (a)	86,774	927,614
Prudential Financial, Inc.	12,377	1,254,038
Reinsurance Group of America, Inc.	3,513	507,839
Travelers Companies, Inc. (The)	3,642	472,404
Unum Group (b)	12,672	495,095
		14,918,797
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a) (b)	8,757	17,540,271
Booking Holdings, Inc. (a)	1,646	3,265,664
Liberty Expedia Holdings, Inc., Class A (a)	793	37,303
Liberty TripAdvisor Holdings, Inc., Class A (a)	5,472	81,259
Netflix, Inc. (a)	2,240	838,051
Qurate Retail, Inc. (a)	22,375	496,949
TripAdvisor, Inc. (a)	1,911	97,595
		22,357,092
Internet Software & Services — 1.1%
Akamai Technologies, Inc. (a)	3,362	245,930
Alphabet, Inc., Class A (a) (b)	9,561	11,540,892
Alphabet, Inc., Class C (a) (b)	3,744	4,468,352
Altaba, Inc. (a)	5,837	397,616
ChannelAdvisor Corp. (a)	237,502	2,956,900
eBay, Inc. (a) (b)	33,208	1,096,528
Facebook, Inc., Class A (a) (b)	43,450	7,145,787
GrubHub, Inc. (a)	22,885	3,172,319
IAC/InterActiveCorp (a)	8,334	1,806,145
Match Group, Inc. (a) (b)	2,556	148,018
Twitter, Inc. (a)	9,597	273,131
VeriSign, Inc. (a)	6,070	971,928
		34,223,546

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

IT Services — 1.0%
Alliance Data Systems Corp.	803	$189,636
Amdocs, Ltd.	618	40,776
Automatic Data Processing, Inc.	53,178	8,011,798
Broadridge Financial Solutions, Inc.	4,380	577,941
Cognizant Technology Solutions Corp., Class A	18,558	1,431,750
CoreLogic, Inc. (a)	8,745	432,090
DXC Technology Co. (b)	10,450	977,284
EPAM Systems, Inc. (a)	4,852	668,120
First Data Corp., Class A (a)	4,329	105,931
Gartner, Inc. (a)	3,151	499,434
Hackett Group, Inc. (The)	20,576	414,606
International Business Machines Corp. (IBM) (b)	14,458	2,186,194
Mastercard, Inc., Class A	6,087	1,355,027
MAXIMUS, Inc.	3,724	242,283
PayPal Holdings, Inc. (a)	43,784	3,845,987
Perspecta, Inc.	2,350	60,442
Sabre Corp.	9,280	242,022
Science Applications International Corp.	8,191	660,195
Total System Services, Inc.	7,167	707,670
Visa, Inc., Class A	69,126	10,375,121
		33,024,307
Leisure Equipment & Products — 0.3%
Acushnet Holdings Corp.	279,400	7,663,942
Brunswick Corp.	7,657	513,172
Vista Outdoor, Inc. (a)	12,026	215,145
		8,392,259
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. (b)	18,528	1,306,965
AquaVenture Holdings, Ltd. (a)	4,634	83,736
Bio-Rad Laboratories, Inc., Class A (a)	1,698	531,457
Bruker Corp.	4,201	140,523
Charles River Laboratories International, Inc. (a)	1,196	160,910
Waters Corp. (a)	43,295	8,428,671
		10,652,262
Machinery — 0.1%
Caterpillar, Inc.	2,443	372,533
Cummins, Inc. (b)	6,199	905,488
Graco, Inc.	5,162	239,207
Ingersoll-Rand plc	8,246	843,566
ITT, Inc.	6,248	382,752
Oshkosh Corp. (b)	7,551	537,933
Stanley Black & Decker, Inc.	1,613	236,208

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Welbilt, Inc. (a)	13,632	$284,636
		3,802,323
Marine — 0.0%
Kirby Corp. (a)	1,305	107,336
Scorpio Bulkers, Inc.	18,025	130,681
		238,017
Media — 1.0%
AMC Networks, Inc., Class A (a)	135,300	8,975,802
CBS Corp., Class B	99,900	5,739,255
Charter Communications, Inc., Class A (a)	525	171,087
Comcast Corp., Class A	59,573	2,109,480
Discovery, Inc., Series A (a)	13,519	432,608
GCI Liberty, Inc., Class A (a)	1,337	68,187
Iheartmedia, Inc. (a)	13,262	5,968
Liberty Broadband Corp., Class A (a)	160	13,493
Liberty Broadband Corp., Class C (a)	1,354	114,142
Liberty Media Corp-Liberty Braves, Class A (a)	114	3,110
Liberty Media Corp-Liberty Braves, Class C (a)	317	8,638
Liberty Media Corp-Liberty Formula One, Class A (a)	1,095	38,960
Liberty Media Corp-Liberty Formula One, Class C (a)	1,178	43,810
Liberty Media Corp-Liberty SiriusXM, Class A (a)	4,783	207,774
Liberty Media Corp-Liberty SiriusXM, Class C (a)	5,285	229,633
Lions Gate Entertainment Corp., Class B	387,631	9,031,802
Live Nation Entertainment, Inc. (a)	70,613	3,846,290
News Corp., Class A	35,150	463,629
tronc, Inc. (a)	955	15,595
Twenty-First Century Fox, Inc., Class A	5,416	250,923
Viacom, Inc., Class B	17,217	581,246
Walt Disney Co. (The)	8,332	974,344
		33,325,776
Metals & Mining — 0.4%
Alcoa Corp. (a)	10,284	415,474
Allegheny Technologies, Inc. (a)	20,711	612,010
Compass Minerals International, Inc.	106,309	7,143,965
Freeport-McMoRan, Inc.	47,577	662,272
Reliance Steel & Aluminum Co. (b)	5,717	487,603
Southern Copper Corp. (Peru)	5,192	223,983
Steel Dynamics, Inc.	32,817	1,483,000
Warrior Met Coal, Inc.	2,537	68,600
		11,096,907
Multi-Utilities — 0.0%
Ameren Corp.	5,817	367,751
Consolidated Edison, Inc.	787	59,962
DTE Energy Co.	2,242	244,669

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

UGI Corp.	1,723	$95,592
		767,974
Multiline Retail — 0.1%
Big Lots, Inc. (b)	3,694	154,372
Kohl's Corp.	13,803	1,029,014
Macy's, Inc.	31,791	1,104,102
Ollie's Bargain Outlet Holdings, Inc. (a)	2,372	227,949
Target Corp.	17,910	1,579,841
		4,095,278
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (a)	407	71,970
Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.	21,015	1,416,621
Andeavor	1,532	235,162
Apache Corp.	1,671	79,656
Centennial Resource Development, Inc., Class A (a)	1,823	39,832
Chevron Corp.	17,431	2,131,463
Cloud Peak Energy, Inc. (a)	313,225	720,417
CNX Resources Corp. (a) (b)	10,130	144,960
ConocoPhillips	41,065	3,178,431
CONSOL Energy, Inc. (a) (b)	7,979	325,623
Devon Energy Corp.	1,748	69,815
Energen Corp. (a)	432	37,225
EOG Resources, Inc.	3,331	424,936
Exxon Mobil Corp.	15,042	1,278,871
HollyFrontier Corp.	21,780	1,522,422
International Seaways, Inc. (a)	4,248	85,045
Laredo Petroleum, Inc. (a)	5,130	41,912
Marathon Oil Corp. (b)	48,169	1,121,374
Marathon Petroleum Corp. (b)	15,941	1,274,802
Newfield Exploration Co. (a)	6,173	177,968
Occidental Petroleum Corp.	19,087	1,568,379
PBF Energy, Inc., Class A	6,181	308,494
Peabody Energy Corp.	15,040	536,026
Phillips 66	12,012	1,353,993
Pioneer Natural Resources Co.	882	153,636
Range Resources Corp.	333,352	5,663,650
SemGroup Corp., Class A	133,950	2,953,597
SM Energy Co.	1,490	46,980
Valero Energy Corp.	20,737	2,358,834
Whiting Petroleum Corp. (a)	5,802	307,738
WPX Energy, Inc. (a)	296,600	5,967,592
		35,525,454
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,060	107,549

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Personal Products — 0.1%
Coty, Inc., Class A	2,923	$36,713
Estee Lauder Companies, Inc. (The), Class A	12,262	1,781,914
Nu Skin Enterprises, Inc., Class A (b)	2,996	246,930
		2,065,557
Pharmaceuticals — 0.4%
AbbVie, Inc.	9,525	900,875
Bristol-Myers Squibb Co.	19,266	1,196,033
Eli Lilly & Co.	6,096	654,162
Johnson & Johnson	28,435	3,928,864
Merck & Co., Inc. (b)	33,316	2,363,437
Nektar Therapeutics (a)	771	47,000
Pfizer, Inc. (b)	75,469	3,325,919
Zoetis, Inc.	7,974	730,099
		13,146,389
Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	1,674	238,562
ManpowerGroup, Inc. (b)	3,309	284,442
Robert Half International, Inc.	16,232	1,142,408
Verisk Analytics, Inc. (a)	1,313	158,282
		1,823,694
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	61,778	2,724,410

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. (b)	3,406	494,892
AvalonBay Communities, Inc.	156	28,259
Boston Properties, Inc. (b)	822	101,180
Crown Castle International Corp.	1,511	168,220
Digital Realty Trust, Inc.	1,796	202,014
Equinix, Inc.	64	27,705
Equity Residential	3,281	217,399
Host Hotels & Resorts, Inc.	40,049	845,034
Prologis, Inc. (b)	6,382	432,636
Public Storage	3,124	629,892
Realty Income Corp. (b)	6,903	392,712
SBA Communications Corp. (a) (b)	627	100,715
Simon Property Group, Inc.	2,627	464,322
SL Green Realty Corp.	4,725	460,829
Ventas, Inc. (b)	3,643	198,106
VICI Properties, Inc.	3,080	66,590
Welltower, Inc. (b)	3,445	221,582
Weyerhaeuser Co.	5,443	175,646
		5,227,733

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	3,244	$104,262
CSX Corp. (b)	1,646	121,886
Hertz Global Holdings, Inc. (a)	1,080	17,637
Kansas City Southern	5,419	613,864
Norfolk Southern Corp. (b)	3,748	676,514
Ryder System, Inc. (b)	744	54,364
Union Pacific Corp.	9,309	1,515,785
		3,104,312
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	107,738	4,164,074
Boeing Co. (The) (b)	8,065	2,999,373
Broadcom, Inc.	2,053	506,537
Cirrus Logic, Inc. (a) (b)	5,707	220,290
Entegris, Inc.	169,754	4,914,378
First Solar, Inc. (a)	6,714	325,092
Intel Corp. (b)	62,574	2,959,124
Lam Research Corp.	3,318	503,341
Maxim Integrated Products, Inc.	7,132	402,173
Micron Technology, Inc. (a) (b)	69,414	3,139,595
NVIDIA Corp.	3,279	921,465
ON Semiconductor Corp. (a)	1,531	28,216
Skyworks Solutions, Inc.	8,566	777,022
Texas Instruments, Inc.	56,879	6,102,548
Veeco Instruments, Inc. (a)	9,162	93,911
Versum Materials, Inc.	106,420	3,832,184
		31,889,323
Software — 1.7%
Activision Blizzard, Inc. (b)	12,163	1,011,840
Adobe Systems, Inc. (a)	8,216	2,217,909
Aspen Technology, Inc. (a)	3,964	451,539
Cadence Design Systems, Inc. (a)	20,568	932,142
Citrix Systems, Inc. (a)	8,834	981,987
Dell Technologies, Inc., Class V (a)	2,129	206,769
Electronic Arts, Inc. (a)	4,922	593,052
FireEye, Inc. (a)	606,428	10,309,276
Fortinet, Inc. (a)	7,038	649,396
Guidewire Software, Inc. (a)	3,223	325,555
Intuit, Inc.	27,127	6,168,680
Manhattan Associates, Inc. (a)	2,578	140,759
Microsoft Corp. (b)	225,880	25,833,896
Oracle Corp. (b)	28,065	1,447,031
Red Hat, Inc. (a) (b)	885	120,608
Splunk, Inc. (a) (b)	1,945	235,170
Symantec Corp.	7,779	165,537
Synopsys, Inc. (a)	4,201	414,261
Take-Two Interactive Software, Inc. (a) (b)	2,955	407,760
VMware, Inc., Class A (a)	352	54,933

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Zynga, Inc., Class A (a)	125,064	$501,507
		53,169,607
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	968	162,943
American Eagle Outfitters, Inc.	36,641	909,796
AutoZone, Inc. (a)	395	306,402
Best Buy Co., Inc.	19,765	1,568,550
Burlington Stores, Inc. (a)	4,365	711,146
Foot Locker, Inc.	30,051	1,532,000
Gap, Inc. (The)	25,318	730,424
Home Depot, Inc. (The)	1,077	223,101
Lowe's Companies, Inc. (b)	6,423	737,489
Ross Stores, Inc. (b)	5,848	579,537
TJX Companies, Inc. (The) (b)	9,002	1,008,404
Tractor Supply Co.	8,563	778,205
Urban Outfitters, Inc. (a) (b)	16,370	669,533
		9,917,530
Textiles, Apparel & Luxury Goods — 0.4%
Carter's, Inc.	1,197	118,024
Deckers Outdoor Corp. (a)	7,408	878,441
Hanesbrands, Inc.	515,693	9,504,222
Lululemon Athletica, Inc. (Canada) (a)	6,644	1,079,583
Nike, Inc., Class B	5,822	493,240
PVH Corp.	3,605	520,562
Ralph Lauren Corp.	4,473	615,261
Skechers U.S.A., Inc., Class A (a) (b)	17,826	497,880
Tapestry, Inc.	8,625	433,579
		14,140,792
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	7,825	11,268

Tobacco — 0.2%
Altria Group, Inc.	6,160	371,510
Philip Morris International, Inc.	89,900	7,330,446
		7,701,956
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (a)	15,126	647,241
NOW, Inc. (a)	17,835	295,169
United Rentals, Inc. (a)	3,632	594,195
W.W. Grainger, Inc.	2,790	997,174
WESCO International, Inc. (a)	3,308	203,277
		2,737,056

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc. (a)	11,980	$70,203
Total US Common Stocks (Cost $546,081,125)		665,777,264

Foreign Common Stocks — 32.0%

Australia — 0.5%
AGL Energy, Ltd.	16,603	234,504
Alumina, Ltd.	318,163	635,480
Ansell, Ltd.	9,728	177,579
Aurizon Holdings, Ltd.	99,180	294,329
Australia & New Zealand Banking Group, Ltd.	18,034	366,567
BHP Billiton plc	42,403	921,477
BHP Billiton, Ltd.	22,199	552,591
BlueScope Steel, Ltd.	51,825	634,204
Brambles, Ltd.	19,165	151,015
Caltex Australia, Ltd.	30,563	660,556
CIMIC Group, Ltd.	5,375	198,923
Cochlear, Ltd.	196	28,587
Commonwealth Bank of Australia	850	43,861
Crown Resorts, Ltd.	34,882	344,321
CSL, Ltd.	1,658	239,735
Dexus - REIT	4,265	32,547
Goodman Group - REIT	9,892	74,305
Iluka Resources, Ltd.	4,007	28,702
Kogan.com, Ltd.	63,280	257,649
Lend Lease Group	29,008	411,014
Mirvac Group - REIT	51,921	90,442
Newcrest Mining, Ltd.	490,379	6,866,207
Orica, Ltd.	26,112	320,142
Origin Energy, Ltd. (a)	55,243	328,212
Qantas Airways, Ltd.	206,348	876,168
QBE Insurance Group, Ltd.	6,962	55,955
REA Group, Ltd.	1,663	103,260
Scentre Group - REIT	54,471	155,676
Sonic Healthcare, Ltd.	1,574	28,432
South32, Ltd. - ASX Shares	290,794	820,519
Stockland - REIT	65,162	195,020
Suncorp Group, Ltd.	35,954	374,586
Wesfarmers, Ltd.	2,431	87,576
Woodside Petroleum, Ltd.	4,114	114,234
		16,704,375
Austria — 0.0%
Erste Group Bank AG (a)	4,057	168,277
Immofinanz AG (a)	29,826	780,276
		948,553

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Belgium — 0.1%
Ageas (b)	6,161	$331,133
Bekaert SA	894	22,210
Galapagos NV (a)	245	27,710
Greenyard NV	3,122	28,609
KBC Groep NV (b)	5,911	439,445
UCB SA	13,117	1,177,286
		2,026,393
Bermuda — 0.1%
Assured Guaranty, Ltd. (b)	24,230	1,023,233
DHT Holdings, Inc.	62,782	295,075
Golar LNG, Ltd.	5,087	141,419
Liberty Latin America, Ltd., Class A (a)	5,930	123,581
Liberty Latin America, Ltd., Class C (a)	10,117	208,714
Signet Jewelers, Ltd.	2,315	152,628
		1,944,650
Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	116,200	393,898
Centrais Eletricas Brasileiras SA (a)	1,124,800	4,319,780
Cia de Saneamento de Minas Gerais-COPASA	46,869	451,915
Cia Siderurgica Nacional SA (a)	41,959	97,039
Cosan, Ltd.	71,879	483,746
Localiza Rent a Car SA (a)	47,819	269,375
MRV Engenharia e Participacoes SA	28,258	85,994
Odontoprev SA	36,795	116,711
Petroleo Brasileiro SA (a)	52,018	312,091
Petroleo Brasileiro SA - ADR (a)	32,713	394,846
Porto Seguro SA	11,482	168,567
Portobello SA	19,716	19,381
Sao Martinho SA	97,002	440,028
SLC Agricola SA	7,503	113,310
Sul America SA (UNIT)	112,931	727,045
Tupy SA	59,900	300,646
WEG SA	28,412	138,945
		8,833,317
Canada — 2.1%
Aimia, Inc. (a)	9,180	32,196
Air Canada (a)	7,782	166,286
Altius Minerals Corp.	7,029	68,676
Barrick Gold Corp. - NYSE Shares	26,899	298,041
Bear Creek Mining Corp. (a)	478,091	492,286
Cameco Corp.	658,386	7,505,600
Cameco Corp. - TSX Shares	6,964	79,418
Canadian Natural Resources, Ltd. - NYSE Shares	10,723	350,335
Centerra Gold, Inc. (a)	611,546	2,438,325
Denison Mines Corp. (a)	2,066,459	1,359,881
Dundee Corp., Class A (a)	405,126	552,024

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Dundee Precious Metals, Inc. (a)	304,626	$716,961
Fairfax Financial Holdings, Ltd.	787	427,569
Fairfax India Holdings Corp. (a) (c)	8,194	122,828
First Quantum Minerals, Ltd.	7,611	86,678
Fission Uranium Corp. (a)	2,181,500	1,148,469
Goldcorp., Inc.	81,079	827,006
IMAX Corp. (a)	322,352	8,316,682
Imperial Oil, Ltd.	14,233	460,604
International Tower Hill Mines, Ltd. (a)	507,456	242,412
Ivanhoe Mines, Ltd., Class A (a)	231,772	493,456
Kinross Gold Corp. - NYSE Shares (a)	365,735	987,484
Kinross Gold Corp. - TSX Shares (a)	16,394	44,677
Lundin Gold, Inc. (a)	777,063	2,905,752
Magna International, Inc.	9,132	479,704
Maxar Technologies, Ltd.	212,104	7,014,279
MEG Energy Corp. (a)	511,156	3,177,782
Mountain Province Diamonds, Inc.	32,352	68,128
New Gold, Inc. (a)	1,146,377	909,421
NexGen Energy, Ltd. (a)	1,572,483	3,189,645
Northern Dynasty Minerals, Ltd. (a)	2,256,947	1,258,082
NOVAGOLD Resources, Inc. (a)	186,284	691,114
Onex Corp.	1,514	103,535
PrairieSky Royalty, Ltd.	179	3,144
Rogers Communications, Inc., Class B	18,753	964,473
Seabridge Gold, Inc. (a)	229,616	2,970,529
Sprott, Inc.	1,583,717	3,690,619
Suncor Energy, Inc.	15,684	606,888
Tahoe Resources, Inc. (a)	266,831	737,496
Teck Resources, Ltd., Class B	5,428	130,815
Turquoise Hill Resources, Ltd. (a)	1,846,263	3,914,078
Uranium Participation Corp. (a)	1,302,235	4,657,861
Wheaton Precious Metals Corp.	191,465	3,350,637
		68,041,876
Chile — 0.0%
Antofagasta plc	115,652	1,285,793

China — 8.4%
58.com, Inc. - ADR (a)	1,973	145,213
Agricultural Bank of China, Ltd., Class H	136,102	66,350
Air China, Ltd., Class H	1,570,000	1,515,069
Alibaba Group Holding, Ltd. - ADR (a)	37,617	6,197,777
Aluminum Corp. of China, Ltd., Class H (a)	93,415	41,404
Anhui Conch Cement Co., Ltd., Class A	1,143,199	6,118,599
Anhui Conch Cement Co., Ltd., Class H	93,937	561,309
Anhui Zhongding Sealing Parts Co., Ltd., Class A	582,845	943,195
Asia Cement China Holdings Corp.	246,500	252,621
Baidu, Inc. - SPADR (a)	1,423	325,412
Baoshan Iron & Steel Co., Ltd., Class A	1,992,983	2,275,600
Baozun, Inc. - ADR (a)	104,045	5,054,506
Beijing Capital Land, Ltd., Class H	675,049	247,571
Bilibili, Inc. - SPADR (a)	241,800	3,259,464

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Changgang Dunxin Enterprise Co., Ltd. (a) (d) (h)	4,640,000	$77,053
China Aerospace Times Electronics Co., Ltd., Class A (a)	1,081,000	1,070,347
China Aircraft Leasing Group Holdings, Ltd.	21,000	22,771
China BlueChemical, Ltd.	631,476	255,803
China Construction Bank Corp., Class A	6,700,000	7,053,301
China Construction Bank Corp., Class H	219,547	190,441
China CYTS Tours Holding Co., Ltd., Class A	449,772	1,034,313
China Eastern Airlines Corp., Ltd., Class H	2,322,000	1,487,347
China Jushi Co., Ltd., Class A	1,738,795	2,683,385
China Lilang, Ltd.	315,468	294,504
China Medical System Holdings, Ltd.	664,000	923,179
China Merchants Bank Co., Ltd., Class A	973,889	4,333,095
China Merchants Bank Co., Ltd., Class H	1,864,000	7,503,989
China Oriental Group Co., Ltd.	898,000	724,390
China Pacific Insurance Group Co., Ltd., Class A	863,217	4,456,061
China Pacific Insurance Group Co., Ltd., Class H	1,253,000	4,794,636
China Petroleum & Chemical Corp.	4,793,504	4,962,062
China Pioneer Pharma Holdings, Ltd.	343,402	76,406
China Sanjiang Fine Chemicals Co., Ltd.	598,836	159,983
China Southern Airlines Co., Ltd., Class H	2,304,000	1,473,052
China Telecom Corp., Ltd., Class H	1,852,000	918,726
China Vanke Co., Ltd., Class H	1,852,000	6,052,566
China Yurun Food Group, Ltd. (a)	2,067,000	208,498
CNOOC, Ltd.	851,000	1,681,284
Ctrip.com International, Ltd. - ADR (a)	2,119	78,763
Daqin Railway Co., Ltd., Class A	2,757,627	3,298,803
Focus Media Information Technology Co., Ltd., Class A	1,976,941	2,447,322
Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,500	120,974
Grandblue Environment Co., Ltd., Class A	1,062,488	2,133,439
Grandblue Environment Co., Ltd., Class A - SEHK Shares	801,130	1,608,641
Gree Electric Appliances, Inc. of Zhuhai, Class A (a)	830,913	4,847,013
Guangshen Railway Co., Ltd., Class H	4,338,000	1,940,137
Guangzhou Baiyun International Airport Co., Ltd., Class A	1,289,389	2,391,950
Han's Laser Technology Industry Group Co., Ltd., Class A	200,161	1,232,900
Henan Shuanghui Investment & Development Co., Ltd., Class A	1,069,730	4,067,845
Hiroca Holdings, Ltd.	25,584	71,198
Hongfa Technology Co., Ltd., Class A	507,200	1,658,820
Huadong Medicine Co., Ltd., Class A	850,752	5,195,020
Huaxin Cement Co., Ltd., Class B	136,806	263,580
Huayu Automotive Systems Co., Ltd., Class A	1,719,334	5,612,178
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,089,975	7,776,888
JD.com, Inc. - ADR (a)	25,554	666,704
Jiangsu Hengrui Medicine Co., Ltd., Class A	269,125	2,485,690
Kingsoft Corp., Ltd.	128,000	241,265
Kweichow Moutai Co., Ltd., Class A	47,441	5,036,916
Lens Technology Co., Ltd., Class A	1,005,071	1,444,282
LONGi Green Energy Technology Co., Ltd., Class A	589,274	1,216,236
Lonking Holdings, Ltd.	1,523,344	492,733
Luye Pharma Group, Ltd. (c)	772,202	692,572
Meituan Dianping (a)	1,292,221	11,340,268
Midea Group Co., Ltd., Class A (d) (h)	364,943	2,315,171
Minth Group, Ltd.	1,228,000	5,021,229
NetEase, Inc. - ADR	7,239	1,652,302

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

New Oriental Education & Technology Group, Inc. - SPADR (a)	10,991	$813,444
Noah Holdings, Ltd. - ADR (a)	4,034	169,993
NVC Lighting Holding, Ltd.	6,103,000	436,503
Pinduoduo, Inc. - ADR (a)	122,300	3,215,267
Ping An Insurance Group Co. of China, Ltd., Class A	606,654	6,044,368
Ping An Insurance Group Co. of China, Ltd., Class H	1,527,000	15,517,650
Poly Real Estate Group Co., Ltd., Class A	2,397,006	4,241,235
Powerlong Real Estate Holdings, Ltd.	411,245	174,483
Qingdao Haier Co., Ltd., Class A	2,556,406	6,139,444
SAIC Motor Corp., Ltd., Class A	371,131	1,791,930
SF Holding Co., Ltd., Class A	69,510	434,240
Shanghai Haohai Biological Technology Co., Ltd., Class H (c)	28,695	196,144
Shenzhen Expressway Co., Ltd., Class A	812,184	992,711
Shenzhou International Group Holdings, Ltd.	813,500	10,436,863
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,725,167	6,689,875
Sogou, Inc. - ADR (a)	76,261	566,619
Spring Airlines Co., Ltd., Class A	258,639	1,350,385
TAL Education Group - ADR (a)	330,652	8,501,063
Tasly Pharmaceutical Group Co., Ltd., Class A	1,218,043	4,052,612
Tencent Holdings, Ltd.	730,900	30,202,405
Tianyun International Holdings, Ltd.	939,539	148,786
Tingyi Cayman Islands Holding Corp.	297,056	545,881
Tsingtao Brewery Co., Ltd., Class H	22,600	105,642
Vipshop Holdings, Ltd. - ADR (a)	116,535	727,178
Weifu High-Technology Group Co., Ltd., Class A	265,980	756,093
Weiqiao Textile Co., Ltd., Class H	171,264	59,679
West China Cement, Ltd.	2,317,918	435,050
Xinyuan Real Estate Co., Ltd. - ADR	29,333	132,292
Xiwang Special Steel Co., Ltd.	795,609	161,453
XTEP International Holdings, Ltd.	668,785	384,725
Yangzijiang Shipbuilding Holdings, Ltd.	130,900	118,306
Yantai Changyu Pioneer Wine Co., Ltd.	21,365	52,950
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. (c)	87,800	366,099
Yonghui Superstores Co., Ltd., Class A	2,134,500	2,528,688
Yuan Longping High-tech Agriculture Co., Ltd., Class A	1,198,630	2,734,592
Yunda Holding Co., Ltd.	280,513	1,385,275
		269,402,044
Cyprus — 0.0%
Global Ports Investments plc - GDR (a) (e)	63,237	194,770
Hellenic Bank plc (a)	56,461	46,412
TCS Group Holding plc - GDR (e)	50,883	941,303
		1,182,485

Denmark — 0.4%
AP Moller - Maersk A/S, Class B	382	536,120
Bang & Olufsen A/S, Class B (a)	12,916	298,060
Carlsberg A/S, Class B	3,958	474,592
Coloplast A/S, Class B	15,524	1,586,442
Dfds A/S	2,582	127,738
GN Store Nord (GN Great Nordic) A/S (b)	30,363	1,478,795

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

H Lundbeck A/S (b)	4,426	$273,031
Jyske Bank A/S	4,867	235,614
Novo Nordisk A/S, Class B (b)	174,559	8,217,191
Rockwool International A/S, Class B	573	245,237
William Demant Holding A/S (a)	2,178	81,790
		13,554,610
Finland — 0.4%
Fortum OYJ	15,107	378,675
Kone Oyj, Class B	159,690	8,525,375
Neste Oyj (b)	11,810	975,222
Sampo Oyj, Class A	809	41,856
Stora Enso Oyj	4,506	86,060
UPM-Kymmene Oyj (b)	36,030	1,411,674
Valmet Corp.	3,318	73,932
		11,492,794
France — 1.2%
Aeroports de Paris (b)	322	72,489
Alstom SA	649	28,978
Amundi SA (b) (c)	2,784	208,608
Atos Origin SA (b)	4,440	527,674
BioMerieux	468	38,990
BNP Paribas SA (b)	16,688	1,019,900
Bouygues SA (b)	12,707	548,715
Capgemini SE	4,257	535,758
Carrefour SA	21,193	405,975
Cie Generale des Etablissements Michelin (b)	6,094	727,577
CNP Assurances	7,132	171,764
Compagnie de Saint-Gobain (b)	6,468	278,923
Dassault Aviation SA	16	29,570
Dassault Systemes SE	539	80,443
Electricite de France SA	258,836	4,541,090
Engie SA (b)	45,333	665,894
Essilor International Cie Generale d'Optique SA	362	53,529
Getlink	17,932	229,017
Hermes International (b)	564	373,228
Kering SA	772	412,805
L'Oreal SA	42,536	10,242,034
Legrand SA	4,236	308,451
LVMH Moet Hennessy Louis Vuitton SE	727	256,678
Natixis SA	4,237	28,711
Peugeot SA (b)	51,300	1,379,995
Renault SA (b)	5,581	482,101
Rothschild & Co.	3,032	128,491
Safran SA (b)	4,907	686,755
Sanofi SA (b)	10,622	947,479
Societe BIC SA	2,128	194,813
Societe Generale SA (b)	4,342	186,198
Technicolor SA (a)	18,164	21,743
Teleperformance	989	186,561
Thales SA (b)	286	40,600

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Total SA (b)	34,373	$2,219,274
Ubisoft Entertainment SA (a)	1,110	120,123
Unibail-Rodamco-Westfield	597	119,912
Vinci SA	4,446	422,950
Vivendi SA	367,143	9,439,412
Worldline SA (a) (c)	7,048	450,335
		38,813,543
Germany — 1.3%
Adidas AG (b)	2,756	674,849
Allianz SE (b)	7,226	1,609,719
AURELIUS Equity Opportunities SE & Co KGaA	4,925	260,634
Aurubis AG (b)	7,063	493,532
BASF SE (b)	1,854	164,766
Bayer AG (b)	11,847	1,052,409
Beiersdorf AG	2,174	245,294
Commerzbank AG (a)	5,473	57,035
Continental AG	403	70,153
Covestro AG (b) (c)	16,057	1,301,653
Deutsche Bank AG	4,038	46,050
Deutsche Boerse AG	1,334	178,736
Deutsche Lufthansa AG (b)	357,220	8,776,672
Deutsche Telekom AG	9,198	148,225
Deutsche Wohnen SE	2,457	117,860
Deutz AG	11,149	99,285
E.ON SE	33,950	346,087
Fresenius Medical Care AG & Co.	427	43,912
Fresenius SE & Co. KGaA	2,894	212,490
Hannover Rueck SE	297	41,951
Hella GmbH & Co. KGaA (b)	1,972	109,944
Hochtief AG	1,576	261,298
Infineon Technologies AG (b)	32,580	740,231
Leoni AG	1,269	52,271
Linde AG (b)	1,294	306,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	1,225	271,315
Puma SE	89	43,917
Rheinmetall AG	3,105	324,597
RWE AG	2,780	68,574
Salzgitter AG (b)	7,240	361,592
SAP SE	12,074	1,485,964
Scout24 AG (c)	982	45,789
Siemens Healthineers AG (a) (c)	649	28,540
Software AG	10,941	498,824
Suedzucker AG	1,986	26,390
Talanx AG (a)	3,433	130,490
TUI AG	16,543	317,040
Vonovia SE	426,448	20,834,972
Wacker Neuson SE	9,018	230,954
Wirecard AG	3,775	817,529
zooplus AG (a)	1,693	294,259
		43,191,823

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Greece — 0.2%
Aegean Airlines SA	890	$7,853
Diana Shipping, Inc. (a)	535,089	2,204,567
Ellaktor SA (a)	5,748	9,549
Motor Oil Hellas Corinth Refineries SA	41,939	1,095,668
Navios Maritime Acquisition Corp.	15,564	7,941
OPAP SA	9,537	100,113
Piraeus Bank SA (a)	15,944	34,800
Terna Energy SA	4,115	30,434
Tsakos Energy Navigation, Ltd.	475,040	1,610,385
		5,101,310
Hong Kong — 1.1%
AIA Group, Ltd.	48,401	432,450
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	61,833	124,590
Bosideng International Holdings, Ltd.	737,784	103,088
CECEP COSTIN New Materials Group, Ltd. (a) (d) (h)	1,736,000	66,527
China Everbright, Ltd.	288,000	516,024
China Merchants Land, Ltd.	1,011,397	148,891
China Mobile, Ltd.	273,500	2,684,205
China Resources Beer Holdings Co., Ltd.	829,789	3,335,785
China South City Holdings, Ltd.	1,943,931	317,932
China Taiping Insurance Holdings Co., Ltd.	37,800	132,636
CK Asset Holdings, Ltd.	11,500	85,816
CK Hutchison Holdings, Ltd.	13,655	156,567
CLP Holdings, Ltd.	17,000	198,956
Esprit Holdings, Ltd. (a)	534,099	128,018
Hang Lung Properties, Ltd.	92,000	179,863
Henderson Land Development Co., Ltd.	136,658	686,657
Hong Kong & Shanghai Hotels, Ltd. (The)	385,002	539,152
Hong Kong Exchanges & Clearing, Ltd.	8,100	230,161
Hua Han Health Industry Holdings, Ltd. (a) (d)	7,412,000	501,812
Huabao International Holdings, Ltd.	195,021	104,356
i-Cable Communications, Ltd. (a)	14,260	320
Jardine Matheson Holdings, Ltd.	19,051	1,195,339
Jardine Strategic Holdings, Ltd.	32,036	1,162,821
Johnson Electric Holdings, Ltd.	34,232	96,594
K Wah International Holdings, Ltd.	521,409	246,994
Kerry Properties, Ltd.	72,500	245,953
Li & Fung, Ltd.	1,022,000	228,515
Link (The) - REIT	6,000	59,034
Man Wah Holdings, Ltd.	500,000	299,756
Midland Holdings, Ltd.	917,549	244,290
Midland IC&I, Ltd. (a)	568,613	20,926
New World Development Co., Ltd.	678,464	919,031
Pacific Basin Shipping, Ltd.	1,237,422	294,038
PAX Global Technology, Ltd.	4,170,000	2,120,493
Power Assets Holdings, Ltd.	4,000	27,783
Shougang Fushan Resources Group, Ltd.	1,208,919	266,235
Sino Biopharmaceutical, Ltd.	12,762,000	11,891,862
Sino Land Co., Ltd.	198,000	339,253

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

SJM Holdings, Ltd.	30,000	$27,352
SmarTone Telecommunications Holdings, Ltd.	483,555	643,592
Sun Hung Kai Properties, Ltd. (b)	45,500	662,777
Swire Pacific, Ltd., Class B	220,000	389,056
Techtronic Industries Co., Ltd.	7,000	44,724
Television Broadcasts, Ltd.	123,302	350,480
Texhong Textile Group, Ltd.	49,656	74,352
WH Group, Ltd. (c)	754,000	531,012
Wharf (Holdings), Ltd. (The)	43,000	116,434
Wheelock & Co., Ltd.	56,688	340,075
Yue Yuen Industrial Holdings, Ltd.	73,500	204,221
Yuexiu Transport Infrastructure, Ltd.	84,000	66,643
		33,783,441
Hungary — 0.0%
Magyar Telekom Telecommunications plc	153,902	221,091
OTP Bank plc	8,412	311,860
		532,951
India — 0.3%
Andhra Sugars, Ltd. (The)	6,961	31,966
Bank of Baroda (a)	205,037	282,655
Bliss Gvs Pharma, Ltd.	23,498	56,307
Century Enka, Ltd.	19,777	69,128
DCM Shriram, Ltd.	35,023	212,190
Dish TV India, Ltd. (a)	79,144	63,305
Eros International Media, Ltd. (a)	33,434	33,311
GOA Carbon, Ltd.	18,568	170,988
Godfrey Phillips India, Ltd.	3,888	40,328
Graphite India, Ltd.	57,960	678,542
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	117,788	572,687
HEG, Ltd.	5,919	273,257
ICICI Bank, Ltd.	49,302	208,245
Idea Cellular, Ltd. (a)	192,034	102,953
IRB Infrastructure Developers, Ltd.	214,301	403,729
Jammu & Kashmir Bank, Ltd. (The) (a)	265,950	146,258
Jindal Poly Films, Ltd.	12,651	46,965
Jubilant Foodworks, Ltd.	6,876	117,826
KPIT Technologies, Ltd.	177,300	520,211
LIC Housing Finance, Ltd.	33,078	190,149
Lupin, Ltd.	4,699	58,614
Mahanagar Gas, Ltd.	10,104	113,217
Mahindra Holidays & Resorts India, Ltd.	8,526	25,229
Mastek, Ltd.	23,547	154,750
Mindtree, Ltd.	66,286	941,909
Multi Commodity Exchange of India, Ltd.	14,915	140,836
National Aluminium Co., Ltd.	223,593	188,230
NIIT Technologies, Ltd.	50,382	764,164
Oil India, Ltd.	47,540	144,947
Persistent Systems, Ltd.	23,832	258,007
Power Finance Corp., Ltd.	666,592	701,443

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Punjab National Bank (a)	252,790	$208,201
Radico Khaitan, Ltd.	33,133	158,814
Rajesh Exports, Ltd.	43,362	382,550
Sonata Software, Ltd.	37,873	191,773
State Bank of India (a)	120,394	440,625
Tata Chemicals, Ltd.	31,840	303,957
Tata Elxsi, Ltd.	11,017	174,829
Torrent Power, Ltd.	64,249	195,369
Uflex, Ltd.	12,613	50,255
VIP Industries, Ltd.	46,033	262,708
Visaka Industries, Ltd.	9,167	55,648
		10,137,075
Indonesia — 0.0%
Elnusa Tbk PT	7,103,558	176,528
Indo Tambangraya Megah Tbk PT	33,813	58,634
Indosat Tbk PT	138,038	28,247
Japfa Comfeed Indonesia Tbk PT	1,349,677	185,663
Mitra Adiperkasa Tbk PT	3,752,218	207,689
Ramayana Lestari Sentosa Tbk PT	1,205,512	105,166
Tambang Batubara Bukit Asam Persero Tbk PT	2,560,244	741,966
		1,503,893
Ireland — 0.1%
Accenture plc, Class A	3,033	516,217
Adient plc	910	35,772
Bank of Ireland Group plc	13,767	106,480
CRH plc - BATS Europe Shares	5,436	177,708
Irish Bank Resolution Corp., Ltd. (a) (d) (h)	38,180	—
Medtronic plc (b)	1,343	132,111
Paddy Power Betfair plc	5,213	444,826
Permanent TSB Group Holdings plc (a)	130,222	322,664
Ryanair Holdings plc - SPADR (a)	2,195	210,808
		1,946,586
Italy — 0.2%
A2A SpA	172,290	298,853
Autogrill SpA	11,211	114,510
Banca IFIS SpA	15,912	358,021
Banca Monte dei Paschi di Siena SpA (a)	1,327	3,454
Banco BPM SpA (a)	173,007	424,584
BPER Banca	55,088	254,670
Credito Valtellinese SpA (a)	7,956,880	996,946
Enel SpA	13,463	68,796
Eni SpA (b)	69,727	1,315,073
Ferrari NV	1,847	253,527
Hera SpA	25,578	79,648
Intesa Sanpaolo SpA	242,090	616,147
Luxottica Group SpA	6,539	443,779
Mediobanca SpA	9,184	91,464
Moncler SpA	4,794	206,282

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Poste Italiane SpA (c)	42,514	$339,702
Tamburi Investment Partners SpA	108,242	815,627
UniCredit SpA	16,594	248,792
Unione di Banche Italiane SpA	20,409	81,826
		7,011,701
Japan — 6.0%
Advantest Corp.	7,000	147,226
Alfresa Holdings Corp. (b)	14,300	382,678
Alps Electric Co., Ltd. (b)	11,700	297,244
Amada Holdings Co., Ltd.	3,500	37,340
Amano Corp.	203,000	4,238,657
ANA Holdings, Inc.	12,130	423,719
Aozora Bank, Ltd.	800	28,586
Asahi Intecc Co., Ltd.	5,000	218,263
Astellas Pharma, Inc. (b)	65,800	1,147,964
Azbil Corp.	181,200	3,936,694
BML, Inc.	152,400	4,638,771
Bridgestone Corp.	4,713	178,108
Brother Industries, Ltd.	11,900	235,011
Bunka Shutter Co., Ltd.	315,400	2,373,839
Canon Marketing Japan, Inc.	1,800	38,197
Citizen Watch Co., Ltd. (b)	23,100	152,271
Coca-Cola Bottlers Japan Holdings, Inc.	3,493	93,453
Cosmos Pharmaceutical Corp.	1,164	261,833
Credit Saison Co., Ltd.	2,200	35,862
CyberAgent, Inc.	8,294	441,271
Daicel Corp.	8,800	102,260
Daiichi Sankyo Co., Ltd. (b)	8,000	346,841
Daiichikosho Co., Ltd.	8,800	424,264
Daiwa House Industry Co., Ltd.	4,000	118,597
Daiwa Securities Group, Inc.	32,318	196,179
DMG Mori Co., Ltd.	10,262	171,499
Eisai Co., Ltd.	5,900	574,466
Fast Retailing Co., Ltd.	100	50,813
Fuji Electric Co., Ltd.	3,400	136,190
FUJIFILM Holdings Corp.	7,900	355,711
Fujitsu, Ltd. (b)	2,000	142,449
Fukuda Denshi Co., Ltd.	3,600	234,466
Fukushima Industries Corp.	36,200	1,848,086
Glory, Ltd.	203,500	4,973,564
GungHo Online Entertainment, Inc.	83,100	171,077
Hachijuni Bank, Ltd. (The)	6,600	30,271
Hakuhodo DY Holdings, Inc.	648,200	11,369,414
Haseko Corp.	50,600	654,220
Hitachi Construction Machinery Co., Ltd.	3,800	127,081
Hitachi, Ltd. (b)	40,406	1,373,067
Hogy Medical Co., Ltd.	243,000	8,382,050
Hoya Corp. (b)	7,900	468,991
Idemitsu Kosan Co., Ltd. (b)	6,700	354,385
Inpex Corp.	19,610	244,082
ITOCHU Corp.	23,500	430,284
Itochu Techno-Solutions Corp.	4,100	89,052

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Japan Airlines Co., Ltd. (b)	54,072	$1,943,713
Japan Petroleum Exploration Co., Ltd,	2,800	64,052
Japan Post Holdings Co., Ltd.	5,700	67,823
Japan Retail Fund Investment Corp. - REIT	17	30,837
Japan Steel Works, Ltd. (The)	27,200	662,398
JFE Holdings, Inc.	7,500	171,233
JX Holdings, Inc. (b)	149,200	1,125,287
Kajima Corp. (b)	22,000	319,664
Kakaku.com, Inc.	1,500	29,340
Kamigumi Co., Ltd.	73,800	1,626,699
Kenedix, Inc.	11,200	63,979
Konami Holdings Corp. (b)	2,400	94,017
Kose Corp.	1,100	209,589
Kurita Water Industries, Ltd.	302,400	8,803,665
Kyocera Corp.	1,000	60,041
Kyowa Hakko Kirin Co., Ltd.	1,500	28,141
Marubeni Corp.	83,200	761,720
Matsumotokiyoshi Holdings Co., Ltd. (b)	16,100	659,940
Mebuki Financial Group, Inc.	60,581	209,534
Medipal Holdings Corp.	6,400	133,578
MINEBEA MITSUMI, Inc. (b)	10,200	184,998
Miraca Holdings, Inc.	287,800	7,484,864
Mitsubishi Corp.	133,900	4,126,709
Mitsubishi Electric Corp. (b)	11,900	163,013
Mitsubishi Estate Co., Ltd.	18,096	307,766
Mitsubishi Gas Chemical Co., Inc. (b)	9,900	210,761
Mitsubishi Tanabe Pharma Corp.	1,900	31,784
Mitsubishi UFJ Financial Group, Inc.	12,423	77,329
Mitsui & Co., Ltd. (b)	266,900	4,742,959
Mitsui Fudosan Co., Ltd.	371,400	8,791,703
Mixi, Inc.	9,600	230,364
Mizuho Financial Group, Inc.	22,200	38,711
MonotaRO Co., Ltd.	2,000	56,429
MS&AD Insurance Group Holdings, Inc.	5,037	167,710
Murata Manufacturing Co., Ltd.	600	92,009
Namco Bandai Holdings, Inc. (b)	243,200	9,449,969
NEC Corp.	8,600	237,663
Nexon Co., Ltd. (a)	32,316	422,507
NHK Spring Co., Ltd.	15,300	158,961
Nikon Corp.	13,200	248,025
Nippon Densetsu Kogyo Co., Ltd.	11,400	238,082
Nippon Express Co., Ltd.	5,800	380,307
Nippon Telegraph & Telephone Corp. (b)	3,500	158,105
Nohmi Bosai, Ltd.	41,900	934,947
Noritz Corp.	100,600	1,595,421
NTT DoCoMo, Inc.	9,500	255,462
Obayashi Corp. (b)	24,100	228,274
Obic Co., Ltd.	300	28,362
OKUMA Corp.	186,100	10,340,148
OMRON Corp. (b)	3,900	164,751
Organo Corp.	55,100	1,535,099
Oriental Land Co., Ltd. (b)	600	62,745
ORIX Corp.	11,400	184,809

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Otsuka Corp.	10,000	$373,244
Panasonic Corp.	2,400	27,963
Pola Orbis Holdings, Inc. (b)	10,300	376,189
Rakuten, Inc.	8,825	67,634
Recruit Holdings Co., Ltd.	3,400	113,399
Resona Holdings, Inc.	70,100	393,797
Rohm Co., Ltd. (b)	4,700	340,750
Ryohin Keikaku Co., Ltd.	400	118,842
Sapporo Holdings, Ltd.	174,300	3,622,255
Secom Co., Ltd.	52,000	4,239,440
Seiko Epson Corp.	1,600	27,296
Sekisui Jushi Corp.	2,400	45,527
Seven Bank, Ltd.	2,801,800	8,853,784
Shimadzu Corp.	4,900	153,432
Shimamura Co., Ltd. (b)	1,200	113,769
Shimizu Corp. (b)	22,200	202,655
Shinsei Bank, Ltd.	3,600	58,835
Shionogi & Co., Ltd. (b)	5,700	372,263
Shiseido Co., Ltd.	8,400	650,475
Sinko Industries, Ltd.	91,600	1,519,903
SK Kaken Co., Ltd.	9,000	3,758,581
Sojitz Corp.	149,600	539,968
Sony Corp.	25,469	1,561,954
Square Enix Holdings Co., Ltd. (b)	31,290	1,294,402
Sumitomo Corp.	14,700	245,097
Sumitomo Dainippon Pharma Co., Ltd.	22,800	523,522
Sumitomo Heavy Industries, Ltd. (b)	3,900	139,181
Sumitomo Mitsui Financial Group, Inc.	3,100	125,120
Sumitomo Mitsui Trust Holdings, Inc.	6,055	249,183
Sumitomo Realty & Development Co., Ltd.	1,402	50,343
Sumitomo Warehouse Co., Ltd. (The)	650,000	8,622,825
Suzuken Co., Ltd./Aichi Japan	2,700	128,081
Sysmex Corp.	500	43,089
Taisei Corp. (b)	18,400	838,999
Takeuchi Manufacturing Co., Ltd.	316,000	8,523,834
THK Co., Ltd. (b)	5,400	137,502
Toei Co., Ltd.	82,500	9,925,780
Tokyo Electric Power Co., Inc. (The) (a)	11,700	57,438
Tokyo Electron, Ltd. (b)	1,400	192,164
Toshiba Corp. (a)	4,300	124,285
Tosoh Corp. (b)	25,700	395,816
Toyo Tire & Rubber Co., Ltd.	5,890	106,144
Toyota Boshoku Corp.	4,400	82,158
Toyota Industries Corp.	7,354	435,039
Toyota Motor Corp.	11,008	682,956
Toyota Tsusho Corp. (b)	1,200	45,306
TV Asahi Holdings Corp.	420,400	8,073,007
West Japan Railway Co.	15,500	1,080,688
Zenkoku Hosho Co., Ltd.	2,653	106,122
		192,832,378

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Lebanon — 0.0%
Solidere - ADR (a) (d)	38,451	$227,245

Luxembourg — 0.3%
APERAM SA	2,851	130,688
ArcelorMittal	231,477	7,177,507
d'Amico International Shipping SA (a)	734,780	153,220
SES SA	3,830	84,010
Tenaris SA	29,904	501,645
		8,047,070
Macau — 0.0%
Wynn Macau, Ltd.	11,600	26,301

Malaysia — 0.1%
AEON Credit Service M Berhad	34,250	133,098
AirAsia Berhad	431,432	329,508
Berjaya Sports Toto Berhad	38,700	22,109
Carlsberg Brewery Malaysia Berhad, Class B	49,181	237,648
CIMB Group Holdings Berhad	219,600	318,770
Dufu Technology Corp. Berhad	120,740	76,413
Genting Malaysia Berhad	430,710	519,133
Hong Leong Financial Group Berhad	25,339	118,137
Insas Berhad	206,830	42,715
Malaysia Airports Holdings Berhad	81,000	174,479
Muhibbah Engineering M Berhad	2	1
Multi-Purpose Holdings Berhad	82,155	38,080
OSK Holdings Berhad	601,822	139,604
Padini Holdings Berhad	56,291	79,992
Sime Darby Berhad	462,554	291,196
Sime Darby Plantation Berhad	316,294	404,417
Sime Darby Property Berhad	277,494	79,085
Supermax Corp. Berhad	495,688	388,472
TRC Synergy Berhad	304,281	32,674
		3,425,531
Malta — 0.0%
Kindred Group plc	47,589	533,099

Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	6,216	99,829
Banco del Bajio SA (c)	51,687	127,602
Cemex SAB de CV - SPADR (a)	108,880	766,515
Consorcio ARA SAB de CV, Series C	642,956	234,314
Corp. Inmobiliaria Vesta SAB de CV	181,730	279,383
Credito Real SAB de CV SOFOM ER	44,700	61,387
Grupo Carso SAB de CV, Series A	59,246	197,233
Grupo Comercial Chedraui SA de CV	110,826	247,721
Grupo Herdez SAB de CV, Series C	27,450	61,533
Grupo Mexico SAB de CV, Series B	49,800	143,327

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Megacable Holdings SAB de CV (UNIT)	28,637	$147,684
Qualitas Controladora SAB de CV	70,236	186,681
Rassini SAB de CV	17,506	65,884
Regional SAB de CV	7,100	44,765
		2,663,858
Monaco — 0.0%
Scorpio Tankers, Inc.	172,835	347,398

Netherlands — 0.2%
Aalberts Industries NV	1,940	82,602
Aegon NV (b)	5,307	34,425
Akzo Nobel NV	1,489	139,219
ASM International NV	5,150	266,606
ASML Holding NV	5,771	1,077,631
ASR Nederland NV (b)	13,470	642,054
HAL Trust	1,260	219,727
Heineken Holding NV	541	48,987
ING Groep NV (b)	26,953	349,433
Koninklijke (Royal) KPN NV	31,232	82,374
Koninklijke Ahold Delhaize NV (b)	39,105	896,649
Koninklijke DSM NV (b)	2,818	298,456
Koninklijke Philips NV (b)	20,880	950,965
Randstad Holding NV (b)	6,021	321,364
Royal Dutch Shell plc, Class A - BATS Europe Shares	30,958	1,062,729
Royal Dutch Shell plc, Class B	32,992	1,154,574
Signify NV (b) (c)	13,186	341,318
Wolters Kluwer NV	471	29,352
		7,998,465
Nigeria — 0.0%
Access Bank plc	1,261,143	28,196
United Bank for Africa plc	5,943,571	137,014
Zenith Bank plc	3,297,831	194,429
		359,639
Norway — 0.1%
Equinor ASA (b)	48,179	1,358,120
Golden Ocean Group, Ltd.	7,484	73,236
Leroy Seafood Group ASA (b)	41,008	334,649
Norsk Hydro ASA (b)	9,740	58,468
Norwegian Finans Holding ASA (a)	16,478	201,454
Salmar ASA (b)	16,135	805,397
Telenor ASA	2,927	57,216
		2,888,540
Pakistan — 0.0%
Askari Bank, Ltd.	143,076	28,218
Engro Fertilizers, Ltd.	334,289	203,508
Fauji Fertilizer Co., Ltd.	261,178	205,590

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Indus Motor Co., Ltd.	5,335	$59,543
Millat Tractors, Ltd.	6,509	52,637
Pakistan Oilfields, Ltd.	25,920	114,597
Pakistan Petroleum, Ltd.	70,009	120,032
		784,125
Peru — 0.0%
Alicorp SAA	64,426	205,713
Ferreycorp SAA	187,112	133,081
		338,794
Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	659,113	234,310
Cosco Capital, Inc.	895,214	96,093
DMCI Holdings, Inc.	515,804	108,663
First Gen Corp.	204,800	63,520
Globe Telecom, Inc.	11,437	465,683
Jollibee Foods Corp.	37,981	180,679
Lopez Holdings Corp.	2,091,523	171,577
SM Investments Corp.	19,546	327,030
		1,647,555
Poland — 0.0%
Ciech SA	9,219	118,405

Portugal — 0.0%
EDP - Energias de Portugal SA	8,288	30,612
Galp Energia SGPS SA (b)	3,389	67,202
		97,814
Puerto Rico — 0.0%
Popular, Inc. (b)	16,515	846,394

Qatar — 0.0%
United Development Co. QSC	50,237	191,780

Russia — 1.0%
Aeroflot - Russian Airlines PJSC	222,381	360,460
Bank St Petersburg PJSC	254,956	194,630
Beluga Group PJSC (a)	6,874	64,943
Etalon Group plc - GDR (e)	878,364	2,050,980
Evraz plc	48,358	356,461
Federal Grid Co. Unified Energy System PJSC (a) (d)	1,752,864,534	4,415,466
Gazprom PAO (d)	2,593,636	6,449,924
Gazprom PAO - SPADR	194,401	966,173
Gazprom PJSC	55,840	138,864
Gazprom PJSC - SPADR	28,838	143,981
Lenta, Ltd. (a) (e)	237,155	839,529

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Lenta, Ltd. - GDR (a) (e)	165,160	$584,210
Lukoil PJSC - SPADR	664	50,859
Magnitogorsk Iron & Steel Works PJSC	82,194	65,237
MD Medical Group Investments plc – GDR	21,327	127,962
MMC Norilsk Nickel PJSC	845	147,231
MMC Norilsk Nickel PJSC - ADR	11,063	191,367
Moscow Exchange MICEX-RTS PJSC (a) (d)	615,678	912,189
Mosenergo PJSC (d)	1,843,125	58,982
Polymetal International plc	19,175	153,363
Polyus PJSC - GDR (e)	19,353	606,536
Protek PJSC (a) (d)	470,855	577,932
Rosneft PJSC – GDR	67,591	506,987
ROSSETI PJSC (a) (d)	15,165,750	167,521
RusHydro PJSC (a) (d)	167,868,831	1,594,082
RusHydro PJSC - ADR	3,548,452	3,169,424
Safmar Financial Investment	16,996	178,476
Sberbank of Russia PJSC (d)	1,144,488	3,542,785
Sberbank PAO - SPADR - OTC Shares	70,343	889,964
Sistema JSFC - SPGDR - LSE Shares (e)	15,429	40,523
Sistema PJSC FC	50,742	6,763
Sollers PJSC (a)	18,874	145,530
TMK PJSC	5,007	5,195
TMK PJSC - GDR (e)	84,437	349,307
X5 Retail Group NV – GDR	11,819	266,895
Yandex NV, Class A (a)	8,658	284,762
		30,605,493
Singapore — 0.2%
ComfortDelGro Corp., Ltd.	70,700	125,514
DBS Group Holdings, Ltd.	19,300	367,333
Genting Singapore, Ltd.	535,100	414,195
Golden Agri-Resources, Ltd.	22,655,100	4,139,550
Great Eastern Holdings, Ltd.	18,237	361,719
Oversea-Chinese Banking Corp.	3,500	29,268
Singapore Airlines, Ltd.	22,100	157,417
United Overseas Bank, Ltd.	14,800	292,468
Venture Corp., Ltd.	3,100	39,949
		5,927,413
South Africa — 0.3%
African Phoenix Investments, Ltd. (a)	3,640,881	133,698
Anglo American Platinum, Ltd.	3,231	105,458
ArcelorMittal South Africa, Ltd. (a)	159,558	36,758
Astral Foods, Ltd.	24,882	433,517
Bidvest Group, Ltd. (The)	7,401	96,724
Discovery, Ltd.	33,028	396,166
Emira Property Fund, Ltd. - REIT	159,506	168,109
EOH Holdings, Ltd.	22,759	60,680
Equites Property Fund, Ltd.	24,249	34,286
Gold Fields, Ltd.	363,104	869,640
Hosken Consolidated Investments, Ltd.	61,252	554,156
Hosken Passenger Logistics and Rail, Ltd. (a)	19,368	6,614

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Impala Platinum Holdings, Ltd. (a)	1,295,644	$2,505,893
Investec plc	19,145	134,342
Kumba Iron Ore, Ltd.	16,335	370,307
Metair Investments, Ltd.	103,343	109,049
Montauk Holdings, Ltd.	49,746	319,713
Naspers, Ltd.	990	213,072
Net 1 UEPS Technologies, Inc. (a)	9,050	72,400
Niveus Investments, Ltd.	43,270	8,629
Old Mutual, Ltd.	71,064	150,001
Remgro, Ltd.	17,826	248,453
Reunert, Ltd.	56,982	306,322
Sappi, Ltd.	114,291	716,857
Sibanye Gold, Ltd. (a)	1,281,872	783,539
Telkom SA SOC, Ltd.	18,636	68,003
Tsogo Sun Holdings, Ltd.	68,388	98,607
		9,000,993
South Korea — 1.0%
AK Holdings, Inc.	3,333	183,876
Binggrae Co., Ltd.	2,535	172,269
Cell Biotech Co., Ltd.	5,826	191,146
Cheil Worldwide, Inc.	11,083	216,310
CJ Corp.	971	118,126
CJ Hellovision Co., Ltd.	38,693	355,816
CKD Bio Corp.	7,675	173,627
Daelim Industrial Co., Ltd.	11,672	868,856
Daesang Holdings Co., Ltd.	20,733	155,505
Daewon Pharmaceutical Co., Ltd.	8,937	160,292
Daihan Pharmaceutical Co., Ltd.	5,486	233,439
Daou Technology, Inc.	20,059	404,993
DongKook Pharmaceutical Co., Ltd.	2,882	170,418
Dongwon Development Co., Ltd.	6,785	25,202
F&F Co., Ltd.	6,020	457,329
Fila Korea, Ltd.	4,439	179,602
Green Cross Holdings Corp.	3,596	93,521
Hancom, Inc.	17,439	249,870
Handsome Co., Ltd.	8,098	273,374
Hanil Cement Co., Ltd.	2,139	139,780
Hankook Tire Worldwide Co., Ltd.	22,843	370,669
Hansae Yes24 Holdings Co., Ltd.	26,448	235,347
Hansol Paper Co., Ltd.	12,499	227,546
Hanwha Corp.	25,910	765,686
Hanyang Eng Co., Ltd.	12,301	177,974
Huons Global Co., Ltd.	6,233	310,269
Hyundai Hy Communications & Network Co., Ltd.	5,383	20,263
Hyundai Mobis Co., Ltd.	393	80,777
Hyundai Motor Co.	27,039	3,156,585
Hyundai Telecommunication Co., Ltd.	20,399	221,608
Il Dong Pharmaceutical Co., Ltd.	8,257	199,880
JASTECH, Ltd.	9,260	66,270
JB Financial Group Co., Ltd.	41,152	223,646
JC Hyun System, Inc.	4,134	26,875
KC Tech Co., Ltd.	12,162	228,660

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

KM Corp.	16,978	$138,993
Korea Autoglass Corp.	12,959	158,233
Korea Real Estate Investment & Trust Co., Ltd.	89,338	224,675
Korea Zinc Co., Ltd.	214	84,108
KT Corp.	123,078	3,345,318
KT Corp. - SPADR	274,049	4,069,628
Kumho Industrial Co., Ltd.	19,490	209,112
Kumho Petrochemical Co., Ltd.	1,273	113,012
Kwangju Bank Co., Ltd.	19,871	199,730
Kyungdong Pharm Co., Ltd.	11,614	138,210
LF Corp.	11,389	267,452
LMS Co., Ltd.	9,819	52,401
Lotte Food Co., Ltd.	337	251,795
LOTTE Himart Co., Ltd.	7,170	431,015
Lotte Non-Life Insurance Co., Ltd.	21,946	54,392
MAKUS, Inc.	13,492	54,255
Meritz Financial Group, Inc.	9,691	109,643
Mirae Asset Life Insurance Co., Ltd.	29,732	137,766
MonAmi Co., Ltd.	10,990	29,674
NHN Entertainment Corp. (a)	2,299	126,806
NICE Information Service Co., Ltd.	4,313	40,045
PSK, Inc.	20,043	301,562
Samchully Co., Ltd.	1,852	173,605
Samjin Pharmaceutical Co., Ltd.	5,104	267,768
Samsung Electronics Co., Ltd. - GDR	6,283	6,561,072
Samsung SDI Co., Ltd.	249	58,041
Shinhan Financial Group Co., Ltd.	3,153	127,324
SK Hynix, Inc.	12,333	812,707
Spigen Korea Co., Ltd.	1,415	63,914
Taeyoung Engineering & Construction Co., Ltd.	47,603	544,776
Union Semiconductor Equipment & Materials Co., Ltd.	43,654	209,004
Winix, Inc.	7,951	100,361
Woongjin Thinkbig Co., Ltd.	28,764	122,371
YeaRimDang Publishing Co., Ltd. (a)	21,817	139,587
Youngone Corp.	7,024	250,041
Youngone Holdings Co., Ltd.	609	35,559
		31,139,361
Spain — 0.5%
Acerinox SA	7,854	112,205
ACS, Actividades de Construcciony Servicios SA (b)	1,200	50,850
Amadeus IT Group SA, Class A (b)	103,077	9,565,071
Banco Bilbao Vizcaya Argentaria SA	100,611	636,124
Banco de Sabadell SA	16,933	26,277
Banco Santander SA	76,470	382,195
Bankia SA	30,670	119,437
CaixaBank SA	16,569	75,253
Endesa SA	29,190	630,250
Fomento de Construcciones y Contratas SA (a)	16,558	248,299
Grifols SA	7,378	207,585
Industria de Diseno Textil SA	14,741	445,736
Inmobiliaria Colonial SA - REIT	6,463	67,111
Inmobiliaria del Sur SA	3,498	47,314

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Mapfre SA	112,669	$351,525
Realia Business SA (a)	161,369	194,474
Repsol SA (b)	73,200	1,458,728
		14,618,434
Sri Lanka — 0.0%
Aitken Spence plc	179,312	46,651
Ceylon Guardian Investment	56,246	23,337
Dialog Axiata plc	3,046,065	216,179
Hemas Holdings plc	847,997	428,994
Richard Pieris & Co. plc	759,184	45,878
		761,039
Sweden — 0.2%
Assa Abloy AB, Class B	17,265	347,043
Atlas Copco AB, Class B	2,705	72,097
Boliden AB (b)	27,326	760,700
Electrolux AB, Series B	8,913	196,059
Elekta AB	9,620	129,361
G5 Entertainment AB	3,231	110,877
Investor AB, Class B	8,566	395,497
Kinnevik AB, Class B	2,103	63,510
Modern Times Group AB, Class B	100	3,668
Nordea Bank AB	2,684	29,224
Sandvik AB	21,892	388,546
Skandinaviska Enskilda Banken AB	3,511	39,166
Spotify Technology SA (a)	9,125	1,650,074
SSAB AB, Class A	5,736	28,817
Svenska Handelsbanken AB, Class A	9,793	123,564
Swedbank AB	1,615	39,996
Swedish Match AB (b)	2,076	106,216
Swedish Orphan Biovitrum AB (a)	18,997	555,192
Telefonaktiebolaget LM Ericsson, Class B	9,978	88,348
Volvo AB, Class B (b)	54,656	965,251
		6,093,206
Switzerland — 0.4%
Adecco Group AG	14,323	751,284
Baloise Holding AG	337	51,349
Bucher Industries AG	88	28,238
Coca-Cola HBC AG (a)	10,688	363,629
GAM Holding AG (a)	32,903	233,366
Garmin, Ltd.	4,334	303,597
Georg Fischer AG	201	227,085
Glencore plc (a)	72,586	312,897
Helvetia Holding AG	542	329,956
Nestle SA (b)	18,695	1,557,407
Novartis AG (b)	28,666	2,469,818
OC Oerlikon Corp. AG (a)	7,403	101,392
Partners Group Holding AG	134	106,211
Roche Holding AG (b)	11,253	2,722,993

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Sonova Holding AG	3,211	$638,871
STMicroelectronics NV	4,279	77,842
STMicroelectronics NV - Borsa Italiana Shares (b)	42,491	773,890
Swatch Group AG (The) (b)	970	385,292
Swiss Life Holding AG (a) (b)	368	139,339
TE Connectivity, Ltd.	10,327	908,053
Temenos Group AG (a)	2,222	359,870
Zurich Insurance Group AG	1,150	363,134
		13,205,513
Taiwan — 0.8%
Acter Co., Ltd.	47,275	311,333
Advanced International Multitech Co., Ltd.	92,213	102,136
Ampire Co., Ltd.	9,097	5,570
Anpec Electronics Corp.	232,693	408,487
AU Optronics Corp. - SPADR	33,871	142,597
Avita Corp.	40,600	48,790
Bionime Corp. (a)	7,389	12,461
Bioteque Corp.	142,000	450,816
C Sun Manufacturing, Ltd.	60,000	50,453
Cheng Loong Corp.	304,000	244,869
Cheng Uei Precision Industry Co., Ltd.	23,000	19,504
Chia Chang Co., Ltd.	95,000	98,658
China Life Insurance Co., Ltd.	116,577	117,179
China Synthetic Rubber Corp.	121,586	156,913
Chyang Sheng Dyeing & Finishing Co., Ltd.	106,519	54,081
Coretronic Corp.	205,000	359,654
Depo Auto Parts Ind Co., Ltd.	5,520	13,350
ETREND Hightech Corp.	41,016	36,315
Excelsior Biopharma, Inc.	63,250	105,676
FLEXium Interconnect, Inc.	276,000	782,315
Fuburg Industrial, Ltd.	12,650	12,386
Globe Union Industrial Corp.	87,308	46,883
Great Wall Enterprise Co., Ltd.	254,263	314,301
Hon Hai Precision Industry Co., Ltd. - GDR (e)	25,679	135,019
Hotron Precision Electronic Industrial Co., Ltd.	109,439	148,855
Inventec Corp.	730,000	654,855
ITE Technology, Inc.	70,133	77,610
Kinik Co.	45,316	98,370
Kung Long Batteries Industrial Co., Ltd.	34,714	163,119
Lida Holdings, Ltd.	90,020	182,724
Mercuries & Associates Holding, Ltd.	251,640	196,510
Mercuries Life Insurance Co., Ltd. (a)	16,942	8,793
O-TA Precision Industry Co., Ltd.	44,289	30,967
Oriental Union Chemical Corp.	449,744	501,389
Pou Chen Corp.	191,000	201,671
Powertech Technology, Inc.	210,000	573,065
Ruentex Industries, Ltd.	157,000	311,982
Shin Kong Financial Holding Co., Ltd.	2,168,945	848,512
Simplo Technology Co., Ltd.	72,000	493,892
Sinmag Equipment Corp.	30,429	138,017
Soft-World International Corp.	31,738	75,588
Sunonwealth Electric Machine Industry Co., Ltd.	244,166	348,850

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Taiwan Hon Chuan Enterprise Co., Ltd.	48,524	$81,207
Taiwan Secom Co., Ltd.	9,485	27,400
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	298,583	13,185,425
Taiwan Styrene Monomer	441,000	350,094
Test Rite International Co., Ltd.	144,069	110,352
Ton Yi Industrial Corp.	221,485	103,328
TOPBI International Holdings, Ltd.	53,000	176,142
Tripod Technology Corp.	237,000	641,908
TURVO International Co., Ltd.	59,652	164,219
United Integrated Services Co., Ltd.	99,190	191,386
Wholetech System Hitech, Ltd.	144,933	144,806
YFY, Inc.	345,777	141,014
Zeng Hsing Industrial Co., Ltd.	29,059	135,103
Zhen Ding Technology Holding, Ltd.	308,000	687,444
		25,224,343
Thailand — 0.2%
AAPICO Hitech PCL, Class F	170,509	160,808
Advanced Info Service PCL, Class F	81,712	507,857
Ananda Development PCL, Class F	1,869,638	291,950
Asia Plus Group Holdings PCL, Class F	1,405,296	166,863
Bangkok Bank PCL	29,869	194,003
Bangkok Bank PCL - Foreign Registered Shares	59,307	399,781
Bangkok Land PCL	2,248,300	124,442
Com7 PCL, Class F	689,448	479,672
Land and Houses PCL	390,255	138,773
MBK PCL, Class F	1,999,635	1,592,165
Padaeng Industry PCL, Class F	225,459	99,693
Quality Houses PCL, Class F	6,146,000	657,550
Somboon Advance Technology PCL	291,900	198,571
		5,012,128
Turkey — 0.1%
Aksigorta AS	176,285	106,032
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,335	77,979
Anel Elektrik Proje Taahhut ve Ticaret AS	236,681	86,280
BIM Birlesik Magazalar AS	26,641	359,034
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,744,877	814,666
KOC Holding AS	87,997	248,650
Tekfen Holding AS	343,540	1,231,037
Tofas Turk Otomobil Fabrikasi AS	13,831	48,981
Turkiye Garanti Bankasi AS	26,286	33,620
Turkiye Halk Bankasi AS	627,701	696,538
		3,702,817
Ukraine — 0.2%
Astarta Holding NV (a)	78,999	642,890
Kernel Holding SA	58,329	790,450
MHP SA - GDR - OTC Shares (e)	288,550	3,575,626
		5,008,966

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

United Arab Emirates — 0.0%
RAK Properties PJSC	241,248	$39,354

United Kingdom — 3.5%
3i Group plc	37,959	465,183
Admiral Group plc	6,543	177,240
Anglo American plc	99,300	2,224,274
Ashtead Group plc	13,315	422,590
Associated British Foods plc	1,605	47,894
AstraZeneca plc	1,086	84,606
Aviva plc	21,301	135,708
Awilco Drilling plc	23,635	134,168
BAE Systems plc	5,212	42,749
Bank of Georgia Group plc	981	21,882
Barclays plc	595,145	1,330,596
Barratt Developments plc	24,637	181,958
BBA Aviation plc	16,372	64,062
Bellway plc	6,906	270,984
Belmond, Ltd., Class A (a)	45,018	821,579
Berkeley Group Holdings plc (UNIT)	11,432	547,840
BP plc	737,771	5,660,426
BT Group plc	2,441,883	7,163,867
Burberry Group plc	47,696	1,252,551
Close Brothers Group plc	4,953	102,007
Countrywide plc (a)	1,841,542	287,509
Diageo plc	264,538	9,368,445
Dialog Semiconductor plc (a)	1,279	27,940
Dixons Carphone plc	217,354	479,369
DS Smith plc	16,038	99,904
Ensco plc, Class A	41,353	349,019
Ferroglobe plc	11,561	94,453
Ferroglobe plc - ENT (d) (h)	17,904	—
Fiat Chrysler Automobiles NV (a) (b)	19,694	345,351
Flybe Group plc (a)	756,417	386,066
Foxtons Group plc	213,700	149,472
Gabriel Resources, Ltd. (a)	1,962,000	516,456
Gem Diamonds, Ltd. (a)	127,620	197,863
Georgia Capital plc (a)	981	14,260
GlaxoSmithKline plc	9,329	186,906
Greene King plc	39,441	251,986
Hammerson plc - REIT	8,002	47,598
Hansteen Holdings plc - REIT	30,010	37,911
Howden Joinery Group plc	128,243	783,740
HSBC Holdings plc - LSE Shares	19,144	167,115
Hummingbird Resources plc (a)	143,127	46,171
Inchcape plc	26,699	232,651
Inmarsat plc	20,845	135,622
InterContinental Hotels Group plc	126,612	7,880,944
International Consolidated Airlines Group SA	924,666	7,946,580
Intertek Group plc	67,044	4,359,092
J D Wetherspoon plc	8,364	142,339
J Sainsbury plc	32,559	136,445

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

JD Sports Fashion plc	52,844	$316,060
John Wood Group plc	6,676	67,139
Land Securities Group plc - REIT	10,305	118,553
Liberty Global plc, Class A (a)	20,745	600,153
Liberty Global plc, Class C (a)	24,108	678,881
LivaNova plc (a)	6,122	758,944
Lloyds Banking Group plc	17,419,818	13,442,652
London Stock Exchange Group plc	2,161	129,100
Luceco plc (a) (c)	114,534	74,637
Man Group plc	217,392	499,076
Meggitt plc	8,026	59,210
Melrose Industries plc	155,469	404,458
Michael Kors Holdings, Ltd. (a)	25,090	1,720,170
Michelmersh Brick Holdings plc	423,841	480,514
Micro Focus International plc - ADR	9,734	179,884
Moneysupermarket.com Group plc	105,458	383,117
Nex Group plc	3,738	48,416
Next plc	3,650	261,173
nVent Electric plc (b)	9,476	257,368
Pagegroup plc	44,439	330,926
Paragon Banking Group plc	53,220	331,808
Pendragon plc	1,585,669	562,012
Persimmon plc	17,303	532,882
QinetiQ Group plc	64,492	240,395
Quilter plc (c)	23,688	41,435
Reckitt Benckiser Group plc	63,832	5,831,327
RELX plc (a)	6,545	137,505
RELX plc	13,437	282,725
Rio Tinto plc	117,907	5,948,659
Rio Tinto, Ltd.	2,908	164,716
Rockhopper Exploration plc (a)	332,981	162,325
Rolls Royce Holdings plc - LSE Shares (a)	2,194	28,204
Royal Bank of Scotland Group plc	179,176	579,261
Royal Mail plc	26,539	164,861
Sage Group plc (The)	936,445	7,150,343
Segro plc - REIT	13,225	109,876
Sky plc	6,847	154,294
Smith & Nephew plc	36,103	657,947
Spectris plc	2,359	72,892
Standard Life Aberdeen plc	87,480	348,316
TalkTalk Telecom Group plc	56,142	90,258
Taylor Wimpey plc	237,115	529,932
Tesco plc	403,302	1,259,807
Thomas Cook Group plc	151,687	114,469
TP ICAP plc	2,895	10,082
Travis Perkins plc	1,934	26,820
Treatt plc	21,492	135,304
Unilever plc	108,754	5,972,881
Venator Materials plc (a)	7,275	65,475
Vodafone Group plc	135,970	291,515
WH Smith plc	6,454	173,374
William Hill plc	114,248	375,385
Willis Towers Watson plc	3,976	560,377

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Wm Morrison Supermarkets plc	84,977	$287,170
Yellow Cake plc (a) (c)	323,637	1,034,607
		111,063,041
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	493,262
Total Foreign Common Stocks (Cost $984,180,669)		1,022,708,967
Total Common Stocks (Cost $1,530,261,794)		1,688,486,231

	Number of Contracts	Value

Warrants — 0.1%
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	126,690	2,908
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	9,533	15,750
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	4,084	296,703
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	12,483	240,547
American International Group, Inc., Expiring 01/19/21 (United States) (a)	66,187	967,654
Bank of America Corp., Expiring 10/28/18 (United States) (a)	31,272	9,382
Bank of America Corp., Expiring 01/16/19 (United States) (a)	75,967	1,352,972
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	140,329	239
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (a)	228,133	7,602
Total Warrants (Cost $2,137,977)		2,893,757

	Principal Amount	Value

Convertible Bonds — 0.0%

Food & Beverage — 0.0%
Terravia Holdings, Inc., 5.000%, 10/01/19 (f) (Cost $0)	$501,400	15,042

US Treasury Bonds/Notes — 9.5%
US Treasury Inflation Indexed Note, 0.125%, 01/15/22	20,479,134	19,972,058
US Treasury Inflation Indexed Note, 0.125%, 04/15/22	7,652,559	7,434,740
US Treasury Inflation Indexed Note, 0.125%, 07/15/22	32,504,007	31,716,168
US Treasury Inflation Indexed Note, 0.125%, 01/15/23	6,446,902	6,241,031
US Treasury Inflation Indexed Note, 0.625%, 04/15/23	25,292,732	24,964,387
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	19,617,454	19,232,418
US Treasury Note, 1.625%, 04/30/19	9,021,000	8,978,009
US Treasury Note, 1.375%, 05/31/20	33,131,000	32,368,728
US Treasury Note, 2.250%, 03/31/21	25,252,000	24,880,125
US Treasury Note, 1.125%, 09/30/21	15,087,000	14,327,935
US Treasury Note, 1.750%, 04/30/22	18,973,000	18,225,197
US Treasury Note, 1.500%, 03/31/23	25,625,000	24,077,491
US Treasury Note, 1.375%, 09/30/23	16,745,000	15,523,138
US Treasury Note, 2.500%, 05/15/24	9,440,000	9,206,581

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Principal Amount	Value

US Treasury Note, 2.125%, 05/15/25	$16,811,000	$15,917,259
US Treasury Note, 2.250%, 11/15/25	10,808,000	10,273,089
US Treasury Note, 2.000%, 11/15/26	10,596,000	9,802,956
US Treasury Note, 2.250%, 08/15/27	6,961,000	6,528,113
US Treasury Note, 2.750%, 02/15/28	2,705,000	2,637,269
Total US Treasury Bonds/Notes (Cost $307,669,560)		302,306,692

	Number of Shares	Value

Acquired Funds — 20.4%

Exchange-Traded Funds (ETFs) — 5.4%
Energy Select Sector SPDR Fund	573,000	$43,399,020
Financial Select Sector SPDR Fund	647,000	17,844,260
Vanguard S&P 500 ETF	415,437	110,942,451
		172,185,731

Private Investment Funds (g) — 15.0%
Canyon Value Realization Fund, LP (a) (d) (h) (i)		94,247,461
Deep Basin Long-Short Fund, LP (a) (d) (h) (i)		67,673,866
Farallon Capital Institutional Partners, LP (a) (d) (h) (i)		2,286,631
GSA Trend Fund, Ltd. (a) (d) (h) (i)	552,831	49,584,671
Honeycomb Partners, LP (a) (d) (h) (i)		71,163,156
Hudson Bay International, Ltd. (a) (d) (h) (i)	11,250	13,150,093
Lansdowne Developed Markets Fund, Ltd. (a) (d) (h) (i)	105,638	68,918,233
Latimer Light Partners, LP (a) (d) (h) (i)		46,686,082
Man AHL Short Term Trading Limited (a) (d) (h) (i)	19,741,598	20,234,152
OZ Domestic Partners, LP (a) (d) (h) (i)		153,647
QVT Roviant LP (a) (d) (h) (i)	3,114	3,391,309
Soroban Cayman Fund, Ltd. (a) (d) (h) (i)	5,214	14,073,556
Tessera Offshore Fund, Ltd. (a) (d) (h) (i)	2,500	27,495,728
		479,058,585
Total Acquired Funds (Cost $522,128,201)		651,244,316

Publicly Traded Limited Partnership — 0.0%
Lazard, Ltd. (Cost $993,070)	19,058	917,261

Preferred Stocks — 0.1%
Banco do Estado do Rio Grande do Sul SA, 5.64% (Brazil)	93,005	344,979
Bancolombia SA, 3.15% (Colombia)	19,681	207,917
Cia De Gas De Sao Paulo - Comgas, 13.42% (Brazil)	3,100	37,797
Hyundai Motor Co., Ltd., 5.22% (South Korea)	1,320	100,800
Itausa - Investimentos Itau SA, 5.03% (Brazil)	88,277	220,772
Porsche Automobil Holding SE, 3.12% (Germany)	5,146	346,479
Samsung SDI Co., Ltd., 3.15% (South Korea)	68,550	2,337,806
Saraiva SA Livreiros Editores, 7.34% (Brazil)	30,742	20,933
Schaeffler AG, 5.53% (Germany) (b)	27,270	347,668

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Transneft PJSC, 6.68% (Russia)	17	$42,938
Total Preferred Stocks (Cost $3,252,454)		4,008,089

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Puts — 0.0%
S&P 500 Index Strike Price $2,890, Expiring 11/16/18 (United States) Jefferies & Co., Inc, Unrealized depreciation of $(600,418) (Cost $1,512,748)	27,900	$912,330

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (d) (h) (i)	260,322	$374,864

	Principal Amount	Value

Short-Term Investments — 18.8%

Repurchase Agreement — 7.5%
Fixed Income Clearing Corp. issued on 09/28/18 (proceeds at maturity $238,417,806) (collateralized by US Treasury Notes and US Treasury Bonds, due 10/31/22 through 02/15/44 with a total par value of $219,155,000 and a total market value of $243,182,405), 0.420%, 10/01/18 (Cost $238,409,462)	$238,409,462	$238,409,462

US Treasury Bills (j) — 11.3%
US Treasury Bill, 1.925%, 10/11/18	100,000,000	99,947,806
US Treasury Bill, 2.006%, 10/18/18	9,000,000	8,991,606
US Treasury Bill, 2.096%, 11/15/18	4,000,000	3,989,697
US Treasury Bill, 2.131%, 11/23/18 (k)	50,000,000	49,846,889
US Treasury Bill, 2.085%, 12/13/18 (k) (l)	70,000,000	69,698,191
US Treasury Bill, 2.105%, 12/20/18 (k) (l)	90,000,000	89,574,250
US Treasury Bill, 2.159%, 01/17/19 (k)	40,000,000	39,737,650
Total US Treasury Bills (Cost $361,823,334)		361,786,089
Total Short-Term Investments (Cost $600,232,796)		600,195,551

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

		Value

Total Investments — 101.7% (Cost $2,968,188,600)		$3,251,354,133
Liabilities in Excess of Other Assets — (1.7)%		(53,706,119)
Net Assets — 100.0%		$3,197,648,014

	Number of Shares	Value

Securities Sold Short — (2.4)%

Common Stocks — (2.4)%

US Common Stocks — (1.4)%

Airlines — (0.1)%
Alaska Air Group, Inc.	(946)	$(65,142)
American Airlines Group, Inc.	(7,904)	(326,672)
Delta Air Lines, Inc.	(5,081)	(293,834)
Southwest Airlines Co.	(3,884)	(242,556)
Spirit Airlines, Inc. (a)	(8,480)	(398,306)
		(1,326,510)
Auto Components — (0.0)%
Visteon Corp. (a)	(4,031)	(374,480)

Automobiles — (0.0)%
General Motors Co.	(4,015)	(135,185)
Tesla, Inc. (a)	(3,018)	(799,076)
Thor Industries, Inc.	(198)	(16,573)
		(950,834)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc. (a)	(9,247)	(713,129)
Alnylam Pharmaceuticals, Inc. (a)	(6,126)	(536,147)
Bluebird Bio, Inc. (a)	(3,785)	(552,610)
Exact Sciences Corp. (a)	(9,594)	(757,158)
Gilead Sciences, Inc.	(541)	(41,771)
Ionis Pharmaceuticals, Inc. (a)	(1,256)	(64,784)
OPKO Health, Inc. (a)	(51,995)	(179,903)
Seattle Genetics, Inc. (a)	(3,950)	(304,624)
Syneos Health, Inc. (a)	(6,480)	(334,044)
		(3,484,170)
Building Products — (0.0)%
Owens Corning	(668)	(36,252)
Capital Markets — (0.0)%
Stifel Financial Corp.	(2,691)	(137,941)

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Virtu Financial, Inc.	(4,412)	$(90,225)
		(228,166)
Chemicals — (0.0)%
Albemarle Corp.	(12,324)	(1,229,689)
Valvoline, Inc.	(4,360)	(93,783)
		(1,323,472)
Commercial Banks — (0.1)%
Bank OZK	(2,816)	(106,896)
Chemical Financial Corp.	(8,253)	(440,710)
Pinnacle Financial Partners, Inc.	(429)	(25,804)
Sterling Bancorp	(49,968)	(1,099,296)
United Bankshares, Inc.	(23,440)	(852,044)
		(2,524,750)
Commercial Services & Supplies — (0.0)%
Healthcare Services Group, Inc.	(7,695)	(312,571)

Communications Equipment — (0.1)%
EchoStar Corp., Class A (a)	(1,810)	(83,929)
ViaSat, Inc. (a)	(19,604)	(1,253,676)
		(1,337,605)
Computers & Peripherals — (0.0)%
NCR Corp. (a)	(868)	(24,660)
Seagate Technology plc	(6,826)	(323,211)
		(347,871)
Containers & Packaging — (0.0)%
Crown Holdings, Inc. (a)	(10,397)	(499,056)

Diversified Telecommunication Services — (0.0)%
CenturyLink, Inc.	(12,975)	(275,070)
Charter Communications, Inc. (a)	(415)	(135,240)
GCI Liberty, Inc. (a)	(4,074)	(207,774)
		(618,084)
Electric Utilities — (0.0)%
FirstEnergy Corp.	(1,960)	(72,853)
PPL Corp.	(41,561)	(1,216,075)
		(1,288,928)

42

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Electronic Equipment, Instruments & Components — (0.1)%
Belden, Inc.	(13,785)	$(984,387)
Cognex Corp.	(2,946)	(164,446)
Coherent, Inc. (a)	(510)	(87,817)
Dril-Quip, Inc. (a)	(2,301)	(120,227)
Universal Display Corp.	(7,625)	(898,987)
		(2,255,864)
Energy Equipment & Services — (0.0)%
Nabors Industries, Ltd.	(80,830)	(497,913)
Rowan Cos plc, Class A (a)	(25,478)	(479,751)
RPC, Inc.	(6,318)	(97,802)
		(1,075,466)
Food & Beverage — (0.0)%
TransDigm Group, Inc. (a)	(624)	(232,315)

Food & Staples Retailing — (0.0)%
Rite Aid Corp. (a)	(58,687)	(75,119)

Food Products — (0.1)%
Campbell Soup Co.	(25,626)	(938,680)
Hain Celestial Group, Inc. (The) (a)	(23,220)	(629,726)
Kraft Heinz Co. (The)	(8,010)	(441,431)
McCormick & Co., Inc.	(426)	(56,126)
Post Holdings, Inc. (a)	(3,398)	(333,140)
TreeHouse Foods, Inc. (a)	(8,099)	(387,537)
		(2,786,640)
Health Care Equipment & Supplies — (0.0)%
NuVasive, Inc. (a)	(4,851)	(344,324)

Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(14,881)	(523,811)
Brookdale Senior Living, Inc. (a)	(48,662)	(478,348)
DexCom, Inc. (a)	(16,123)	(2,306,234)
LifePoint Hospitals, Inc. (a)	(2,011)	(129,508)
Premier, Inc., Class A (a)	(29,501)	(1,350,556)
		(4,788,457)
Health Care Technology — (0.0)%
Medidata Solutions, Inc. (a)	(855)	(62,680)

Hotels, Restaurants & Leisure — (0.1)%
Caesars Entertainment Corp. (a)	(91,359)	(936,430)

43

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

International Game Technology plc	(1,018)	$(20,105)
Scientific Games Corp., Class A (a)	(24,314)	(617,576)
		(1,574,111)
Household Durables — (0.0)%
Newell Rubbermaid, Inc.	(37,546)	(762,184)
Tempur Sealy International, Inc. (a)	(5,908)	(312,533)
		(1,074,717)
Insurance — (0.0)%
Hanover Insurance Group, Inc. (The)	(393)	(48,484)
Hartford Financial Services Group, Inc. (The)	(7,804)	(389,888)
Kemper Corp.	(1,667)	(134,110)
ProAssurance Corp.	(1,831)	(85,966)
Travelers Cos, Inc. (The)	(406)	(52,662)
		(711,110)
Internet & Catalog Retail — (0.0)%
Liberty Expedia Holdings, Inc., Class A (a)	(457)	(21,497)
Qurate Retail Group, Inc. QVC Group (a)	(10,603)	(235,493)
		(256,990)
Internet Software & Services — (0.0)%
eBay, Inc. (a)	(643)	(21,232)
Pandora Media, Inc. (a)	(77,747)	(739,374)
		(760,606)
IT Services — (0.0)%
First Data Corp., Class A (a)	(4,329)	(105,931)
Gartner, Inc. (a)	(2,980)	(472,330)
		(578,261)
Machinery — (0.1)%
Colfax Corp. (a)	(14,292)	(515,370)
Flowserve Corp.	(9,339)	(510,750)
Middleby Corp. (The) (a)	(573)	(74,118)
Wabtec Corp.	(404)	(42,371)
Welbilt, Inc. (a)	(13,632)	(284,636)
		(1,427,245)
Media — (0.1)%
Meredith Corp.	(7,473)	(381,497)
Comcast Corp., Class A	(644)	(22,804)
Discovery, Inc., Class A (a)	(21,030)	(672,960)

44

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

New York Times Co. (The), Class A	(21,244)	$(491,798)
		(1,569,059)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (a)	(52,706)	(1,557,462)
Royal Gold, Inc.	(7,313)	(563,540)
		(2,121,002)
Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(367,751)
Black Hills Corp.	(996)	(57,858)
Consolidated Edison, Inc.	(787)	(59,962)
DTE Energy Co.	(2,242)	(244,669)
Sempra Energy	(3,030)	(344,662)
		(1,074,902)
Oil, Gas & Consumable Fuels — (0.0)%
Callon Petroleum Co. (a)	(30,909)	(370,599)
Centennial Resource Development, Inc., Class A (a)	(1,823)	(39,833)
Chesapeake Energy Corp. (a)	(18,753)	(84,201)
Chevron Corp.	(461)	(56,371)
EQT Corp.	(2,092)	(92,529)
Newfield Exploration Co. (a)	(1,592)	(45,897)
SM Energy Co.	(3,560)	(112,247)
Targa Resources Corp.	(6,820)	(384,034)
		(1,185,711)
Personal Products — (0.0)%
Coty, Inc., Class A	(42,017)	(527,734)

Pharmaceuticals — (0.0)%
Akorn, Inc. (a)	(19,417)	(252,033)
Prestige Brands Holdings, Inc. (a)	(10,380)	(393,298)
		(645,331)
Road & Rail — (0.0)%
Knight-Swift Transportation Holdings, Inc.	(2,741)	(94,510)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (a)	(14,323)	(442,438)
Cree, Inc. (a)	(8,123)	(307,618)
Cypress Semiconductor Corp.	(5,562)	(80,593)
Microchip Technology, Inc.	(9,522)	(751,381)
Skyworks Solutions, Inc.	(332)	(30,116)
		(1,612,146)

45

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Software — (0.0)%
Dell Technologies, Inc., Class V (a)	(366)	$(35,546)
FireEye, Inc. (a)	(16,936)	(287,912)
Guidewire Software, Inc. (a)	(3,223)	(325,555)
Splunk, Inc. (a)	(983)	(118,855)
		(767,868)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(252)	(42,419)
CarMax, Inc. (a)	(3,871)	(289,048)
Floor & Decor Holdings, Inc. (a)	(7,401)	(223,288)
Mattel, Inc.	(20,169)	(316,653)
Office Depot, Inc.	(142,805)	(458,404)
		(1,329,812)
Textiles, Apparel & Luxury Goods — (0.0)%
Under Armour, Inc. (a)	(17,204)	(365,069)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (a)	(462)	(106,306)

Trading Companies & Distributors — (0.0)%
NOW, Inc. (a)	(20,651)	(341,774)
Total US Common Stocks (Proceeds $41,514,344)		(44,397,878)

Foreign Common Stocks — (1.0)%

Australia — (0.1)%
Boral, Ltd.	(86,191)	(428,176)
Challenger, Ltd.	(61,039)	(494,071)
Fortescue Metals Group, Ltd.	(26,356)	(74,692)
Magellan Financial Group, Ltd.	(11,215)	(222,861)
Orica, Ltd.	(5,462)	(66,966)
SEEK, Ltd.	(36,282)	(542,340)
Tabcorp Holdings, Ltd.	(8,013)	(28,137)
TPG Telecom, Ltd.	(45,210)	(278,445)
Vocus Group, Ltd. (a)	(159,050)	(377,110)
		(2,512,798)
Austria — (0.0)%
ams AG (a)	(4,356)	(243,476)

Belgium — (0.0)%
Telenet Group Holding NV (a)	(7,370)	(405,768)

46

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Umicore SA	(649)	$(36,255)
		(442,023)
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(27,956)
Everest Re Group, Ltd.	(613)	(140,052)
		(168,008)
Denmark — (0.1)%
AP Moller - Maersk A/S, Class B	(1,168)	(1,639,236)
Chr Hansen Holding A/S	(902)	(91,458)
Genmab A/S (a)	(1,001)	(157,334)
ISS A/S	(824)	(28,959)
Vestas Wind Systems A/S	(4,007)	(270,642)
		(2,187,629)
Finland — (0.0)%
Amer Sports Oyj (a)	(5,781)	(236,240)
Huhtamaki Oyj	(5,419)	(173,547)
Orion Oyj, Class B	(1,815)	(68,710)
Outokumpu Oyj	(42,107)	(247,085)
		(725,582)
France — (0.1)%
Accor SA	(570)	(29,221)
Air France-KLM SA (a)	(43,331)	(450,610)
Bollore SA	(31,836)	(137,497)
Carrefour SA	(1,598)	(30,611)
Electricite de France SA	(3,662)	(64,247)
Iliad SA	(5,878)	(767,259)
Ingenico Group SA	(3,707)	(281,657)
JCDecaux SA	(3,069)	(112,234)
Sodexo SA	(319)	(33,788)
SPIE SA	(2,358)	(46,890)
Suez	(21,124)	(299,947)
Technicolor SA (a)	(163,640)	(195,886)
Valeo SA	(7,373)	(320,139)
		(2,769,986)
Germany — (0.1)%
1&1 Drillisch AG	(1,561)	(75,933)
Daimler AG	(7,123)	(448,701)
Deutsche Bank AG	(64,807)	(739,072)
Fraport AG	(327)	(28,892)
GEA Group AG	(3,415)	(121,646)
Osram Licht AG	(2,746)	(109,175)

47

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

thyssenkrupp AG	(16,068)	$(405,905)
		(1,929,324)
Ireland — (0.0)%
Adient plc	(18,604)	(731,323)
Alkermes plc (a)	(6,747)	(286,343)
Endo International plc (a)	(3,780)	(63,617)
James Hardie Industries plc	(28,613)	(432,026)
		(1,513,309)
Isle of Man — (0.0)%
Playtech plc	(4,783)	(30,280)

Italy — (0.1)%
Banco BPM SpA (a)	(87,365)	(214,406)
Brembo SpA	(19,548)	(255,754)
Buzzi Unicem SpA	(7,494)	(155,378)
Finmeccanica SpA	(58,364)	(703,386)
Pirelli & C SpA (a) (c)	(10,302)	(86,354)
Recordati SpA	(4,935)	(166,596)
Unione di Banche Italiane SpA	(16,221)	(65,035)
		(1,646,909)
Japan — (0.2)%
Acom Co., Ltd.	(60,700)	(244,673)
AEON Financial Service Co., Ltd.	(1,600)	(33,133)
Bank of Kyoto, Ltd. (The)	(3,300)	(172,220)
Calbee, Inc.	(1,800)	(59,211)
Chugoku Electric Power Co., Inc. (The)	(22,600)	(290,401)
Denso Corp.	(2,100)	(110,871)
Hitachi Metals, Ltd.	(15,600)	(193,168)
Hokuriku Electric Power Co. (a)	(39,500)	(404,352)
Isuzu Motors, Ltd.	(1,800)	(28,372)
Kansai Paint Co., Ltd.	(17,200)	(316,977)
Keikyu Corp.	(23,600)	(430,229)
Kyushu Electric Power Co., Inc.	(11,900)	(143,601)
LINE Corp. (a)	(5,400)	(227,906)
Marui Group Co., Ltd.	(10,000)	(246,828)
Nagoya Railroad Co., Ltd.	(1,200)	(29,719)
Nippon Paint Holdings Co., Ltd.	(16,400)	(612,166)
Odakyu Electric Railway Co., Ltd.	(15,600)	(369,120)
Ricoh Co., Ltd.	(6,700)	(71,954)
Sony Financial Holdings, Inc.	(20,100)	(443,047)
Sosei Group Corp. (a)	(16,300)	(196,722)
Suzuki Motor Corp.	(3,700)	(211,978)
Toho Gas Co., Ltd.	(800)	(30,440)
Toray Industries, Inc.	(20,900)	(157,026)
Toyota Industries Corp.	(3,200)	(189,302)
Yamato Holdings Co., Ltd.	(900)	(27,635)

48

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Yokohama Rubber Co., Ltd. (The)	(1,600)	$(34,495)
		(5,275,546)
Luxembourg — (0.0)%
Eurofins Scientific	(772)	(437,641)
Millicom International Cellular SA	(5,486)	(314,891)
Tenaris SA	(33,010)	(553,748)
		(1,306,280)
Netherlands — (0.1)%
Altice NV, Class A (a)	(104,479)	(281,717)
Boskalis Westminster NV - CVA	(9,463)	(297,826)
Koninklijke KPN NV	(44,109)	(116,337)
Koninklijke Vopak NV	(5,796)	(285,437)
OCI NV (a)	(20,248)	(647,125)
QIAGEN NV (a)	(6,923)	(262,028)
SBM Offshore NV	(8,596)	(155,559)
		(2,046,029)
Norway — (0.0)%
Schibsted ASA, Class A	(5,229)	(196,347)
Yara International ASA	(13,776)	(675,187)
		(871,534)
Singapore — (0.0)%
Singapore Press Holdings, Ltd.	(56,900)	(119,421)

Spain — (0.0)%
Bankia SA	(133,125)	(518,424)
Cellnex Telecom SA (c)	(17,426)	(456,583)
Distribuidora Internacional de Alimentacion SA	(23,881)	(55,433)
Telefonica SA	(7,919)	(62,410)
		(1,092,850)
Sweden — (0.0)%
Getinge AB, Class B	(26,823)	(308,438)
Hexpol AB	(3,541)	(38,961)
Saab AB, Class B	(1,900)	(95,492)
Svenska Cellulosa AB SCA, Class B	(3,110)	(35,207)
Tele2 AB	(3,654)	(43,905)
Telefonaktiebolaget LM Ericsson, Class B	(10,586)	(93,732)
		(615,735)
Switzerland — (0.0)%
Aryzta AG (a)	(10,920)	(103,837)

49

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

	Number of Shares	Value

Transocean, Ltd. (a)	(25,602)	$(357,148)
Vifor Pharma AG	(1,720)	(298,181)
Weatherford International plc (a)	(192,250)	(520,997)
		(1,280,163)
United Kingdom — (0.2)%
Babcock International Group plc	(14,091)	(132,778)
Balfour Beatty plc	(7,573)	(27,035)
ConvaTec Group plc (c)	(94,053)	(284,643)
Ensco plc, Class A	(168,777)	(1,424,478)
Greene King plc	(6,334)	(40,467)
Inmarsat plc	(17,390)	(113,143)
John Wood Group plc	(134,020)	(1,347,808)
Merlin Entertainments plc (c)	(107,798)	(562,081)
Micro Focus International plc	(16,969)	(314,429)
Pennon Group plc	(14,408)	(133,838)
Severn Trent plc	(14,539)	(350,134)
United Utilities Group plc	(60,545)	(555,185)
Whitbread plc	(461)	(28,326)
		(5,314,345)
Total Foreign Common Stocks (Proceeds $32,226,492)		(32,091,227)
Total Common Stocks (Proceeds $73,740,836)		(76,489,105)
Total Securities Sold Short (Proceeds $73,740,836)		(76,489,105)

50

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)

		Long Financial Futures Contracts

		Equity-Related
924	11/21/2018	CBOE VIX Future	$13,983,083	$13,836,900	$(146,183)
1,200	12/21/2018	MSCI EAFE	119,526,735	118,530,000	(996,735)
150	12/21/2018	S&P 500 e-Mini Index	21,841,419	21,892,500	51,081
					(1,091,837)
		Short Financial Futures Contracts

		Equity-Related
(392)	10/17/2018	CBOE VIX Future	(5,727,784)	(5,478,200)	249,584
(1,034)	12/21/2018	MSCI Emerging Markets	(53,766,918)	(54,269,490)	(502,572)
					(252,988)
					$(1,344,825)

Forward Currency Contracts

		Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/22/2018	Goldman Sachs International	USD	9,000,000	CNH	61,002,000	$135,807
04/04/2019	Goldman Sachs International	USD	8,873,195	CNH	56,540,000	707,411
04/30/2019	Barclays Bank plc	USD	6,628,108	CNH	42,516,000	491,712
06/20/2019	Barclays Bank plc	USD	16,000,000	CNH	104,496,000	936,218
07/29/2019	Goldman Sachs International	USD	17,190,661	CNH	117,257,500	302,642
10/09/2019	Goldman Sachs International	USD	6,000,000	CNH	41,777,100	(6,997)
						$2,566,793

51

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

Written Option — (0.0)%

	Number of Contracts	Value

Puts — 0.0%
S&P 500 Index Strike price $2,625
Expiring 10/19/2018 (United States)
Goldman Sachs International	(10,966)	(21,603)
Total Written Options (Premiums received $21,603)		$(21,603)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity

Total Return Swap Contracts

Long Total Return Swap Contracts
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Long Segregated Portfolio (h)	USD	Monthly	$212,323,151	$(356,955)	$211,966,196
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Short Segregated Portfolio (h)	USD	Monthly	30,000,000	(42,384)	29,957,616
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited - KGCP Long Segregated Portfolio (h)	USD	Monthly	51,437,168	(84,168)	51,353,000
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited - KGCP Short Segregated Portfolio (h)	USD	Monthly	20,108,729	(31,616)	20,077,113
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR	Alphas Managed Accounts Platform LXV Limited - Clinton Quantitative Segregated Portfolio (h)	USD	Monthly	163,779	(247)	163,532
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXVI Limited - Welton Nexus Segregated Portfolio (h)	USD	Monthly	42,086,045	(75,617)	42,010,428
							$(590,987)

52

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

The following table represents the individual positions in the KCP Long Segregated Portfolio total return basket swap as of September 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
CBOE S&P Smallcap 600 Index	9,030	$(95,119)	(0.04)%
MSCI International USA Momentum Price	9,024	1,166,783	0.55%
S&P 400 Citigroup Growth	38,201	387,186	0.18%
S&P 500 Index	94,187	57,793,181	27.26%
S&P Midcap 400 Index	4,093	17,844	0.01%
S&P Smallcap 600 Growth Index	49,037	1,868,306	0.88%
Cash and other (o)		150,828,015	71.16%
		$211,966,196

The following table represents individual positions in the KGCP Long Segregated Portfolio total return basket swap as of September 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
CBOE S&P Smallcap 600 Index	1,150	$(12,114)	(0.02)%
DJ STOXX Large 200	2,241	(7,799)	(0.02)%
Emerging Markets EMEA Index	2,722	128,009	0.25%
MSCI Australia NR	247	248,085	0.48%
MSCI Canada NR Index	294	253,941	0.49%
MSCI China NR	36,390	122,229	0.24%
MSCI EM Latin America	1,321	56,992	0.11%
MSCI Emerging Markets	3,504	395,981	0.77%
MSCI Emerging Markets Asia	7,688	1,137,376	2.21%
MSCI Europe Momentum Price Eur Index	226	4,750	0.01%
MSCI Europe Net Total Return	21,975	1,119,637	2.18%
MSCI Hong Kong NR Index	61	167,293	0.33%
MSCI International Denmark Net Index	85	6,975	0.01%
MSCI International Norway Net Index	102	46,063	0.09%
MSCI International Sweden Net Index	105	120,986	0.24%
MSCI International USA Momentum Price	1,412	171,484	0.33%
MSCI Japan Islamic Index	208,883	1,282,921	2.50%
MSCI Singapore NR	48	44,846	0.09%
MSCI Switzerland NR	515	243,421	0.47%
MSCI United Kingdom NR	175	540,704	1.05%
MSCI USA Index	3,675	8,254,786	16.09%
S&P 400 Citigroup Growth	5,336	20,128	0.04%
S&P 500 Index	5,010	158,008	0.31%
S&P Midcap 400 Index	613	2,673	0.01%
S&P Smallcap 600 Growth Index	6,351	211,339	0.41%
Topix Index	31,895	73,764	0.14%
Cash and other (o)		36,560,522	71.19%
		$51,353,000

The following table represents the top 50 individual positions in the Welton Nexus Segregated Portfolio total return basket swap as of September 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
AMOREPACIFIC Group	919	$77,203	0.18%
Asian Oilfield Services, Ltd.	13,657	(69,815)	(0.17)%

53

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
BHP Billiton, Ltd.	36,663	$61,055	0.15%
Burberry Group plc	34,072	(39,464)	(0.09)%
easyJet plc	47,268	(76,339)	(0.18)%
Equinor ASA	29,794	47,541	0.11%
Great Portland Estates plc	102,333	(40,036)	(0.10)%
GS Engineering & Construction Corp.	3,371	158,743	0.38%
Hermes International	1,317	41,074	0.10%
Hotel Shilla Co., Ltd.	733	71,611	0.17%
IG Group Holdings plc	109,102	(238,602)	(0.57)%
Industrial Bank of Korea	8,417	96,761	0.23%
Kia Motors Corp.	1,414	44,690	0.11%
Korea Aerospace Industries, Ltd.	1,591	50,270	0.12%
LG Corp.	817	53,407	0.13%
LG Uplus Corp.	5,867	92,690	0.22%
Lotte Chemical Corp.	170	42,552	0.10%
Marathon Petroleum Corp.	8,753	(40,289)	(0.10)%
NongShim Co., Ltd.	190	41,657	0.10%
POSCO	656	173,952	0.41%
Rio Tinto, Ltd.	14,115	49,050	0.12%
TGS NOPEC Geophysical Co., ASA	16,155	41,912	0.10%
Woori Bank	8,888	49,711	0.12%

Short Total Return Swap Contracts
ASM International NV	(13,458)	(44,141)	(0.11)%
Bayer AG	(10,086)	(41,083)	(0.10)%
BillerudKorsnas AB	(68,383)	(56,164)	(0.13)%
Cairn Energy plc	(227,081)	(51,759)	(0.12)%
Capital & Counties Properties plc	(210,399)	(38,759)	(0.09)%
Hanmi Pharm Co., Ltd.	(202)	(90,942)	(0.22)%
Hankook Tire Worldwide Co., Ltd.	(2,806)	(126,588)	(0.30)%
Hanwha Chemical Corp.	(3,099)	(53,855)	(0.13)%
Holcim, Ltd.	(18,139)	(44,310)	(0.11)%
Hyundai Engineering & Construction Co., Ltd.	(835)	(50,748)	(0.12)%
Hyundai Motor Co.	(350)	(40,811)	(0.10)%
JM AB	(25,449)	44,523	0.11%
Kakao Corp.	(583)	(62,466)	(0.15)%
Kolon Industries, Inc.	(833)	(46,649)	(0.11)%
Korea Zinc Co., Ltd.	(127)	(49,860)	(0.12)%
KT&G Corp.	(1,908)	(178,674)	(0.43)%
LG Chem, Ltd.	(224)	(40,462)	(0.10)%
NCSoft Corp.	(610)	(243,048)	(0.58)%
OCI Co., Ltd.	(920)	(91,115)	(0.22)%
Saab AB	(17,800)	(64,040)	(0.15)%
Shinsegae, Inc.	(209)	(68,220)	(0.16)%
SK Hynix, Inc.	(1,262)	(83,060)	(0.20)%
thyssenkrupp AG	(34,957)	(97,954)	(0.23)%
Weir Group plc (The)	(38,784)	(60,464)	(0.14)%
Yara International ASA	(16,263)	(42,646)	(0.10)%
Yuhan Corp.	(239)	(52,186)	(0.12)%
Zalando SE	(13,195)	95,788	0.23%
Cash and other (p)		43,000,787	102.36%
		$42,010,428

54

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CBOE VIX	Chicago Board Options Exchange Volatility Index
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 9% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At September 30, 2018, the aggregate value of these securities was $7,292,542, which represented 0.2% of net assets.
(d)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $500,340,138, which represented 15.6% of the fund's net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security in default.
(g)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2018. These positions are therefore grouped into their own industry classification.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2018, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	$23,797,935	$94,247,461
Deep Basin Long-Short Fund, LP	Long-Short US Energy	05/01/18 - 09/01/18	70,000,000	67,673,866
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,737,443	2,286,631
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	55,000,000	49,584,671
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/01/17	51,000,000	71,163,156

55

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Hudson Bay International, Ltd.	Relative Value	07/01/14	11,250,973	13,150,093
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	45,767,861	68,918,233
Latimer Light Partners, LP	Long-Short Global	10/01/15 - 01/01/16	43,088,781	46,686,082
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	20,234,152
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	153,647
QVT Roviant LP	Multi-Strategy	01/05/16	3,114,245	3,391,309
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 - 07/01/17	12,869,804	14,073,556
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/03/17	25,000,000	27,495,728
				479,058,585
AMR Corp.		12/09/13	—	374,864

Total (15.0% of Net Assets)				$479,433,449

(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security or a portion thereof is pledged as collateral for swap contracts.
(l)	Security or a portion thereof is held as initial margin for financial futures contracts.
(m)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(n)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the net value of reference entity of the swap.
(o)	These balances are predominantly comprised of cash and other immaterial income and expense accruals.
(p)	This balance is predominantly comprised of cash, the remaining investment positions, and immaterial income and expense accruals.

56

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2018

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

57

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter ("OTC") markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

OTC stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests

58

generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$807,784,814	$878,242,666	$2,458,751	$1,688,486,231
Warrants*	2,867,497	26,260	—	2,893,757
Convertible Bonds	—	15,042	—	15,042
US Treasury Bonds/Notes	—	302,306,692	—	302,306,692
Exchange-Traded Funds	172,185,731	—	—	172,185,731
Private Investment Funds	—	—	479,058,585	479,058,585
Publicly Traded Limited Partnerships	917,261	—	—	917,261
Preferred Stocks*	—	4,008,089	—	4,008,089
Disputed Claims Receipt	—	—	374,864	374,864
Short-Term Investments	—	600,195,551	—	600,195,551
Purchased Options	912,330	—	—	912,330
Total Investments in Securities	984,667,633	1,784,794,300	481,892,200	3,251,354,133
Financial Futures Contracts - Equity Risk	300,665	—	—	300,665
Forward Currency Contracts - Foreign Currency Risk	—	2,573,790	—	2,573,790
Total Other Financial Instruments	300,665	2,573,790	—	2,874,455
Total Assets	$984,968,298	$1,787,368,090	$481,892,200	$3,254,228,588
Liabilities
Common Stocks Sold Short*	$(47,949,792)	$(28,539,313)	$—	$(76,489,105)
Total Securities Sold Short	(47,949,792)	(28,539,313)	—	(76,489,105)
Financial Futures Contracts - Equity Risk	(1,645,490)	—	—	(1,645,490)
Forward Currency Contracts - Foreign Currency Risk	—	(6,997)	—	(6,997)
Swap Contracts - Equity Risk	—	—	(590,987)	(590,987)
Written Options - Equity Risk	(21,603)	—	—	(21,603)
Total Other Financial Instruments	(1,667,093)	(6,997)	(590,987)	(2,265,077)
Total Liabilities	$(49,616,885)	$(28,546,310)	$(590,987)	$(78,754,182)

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*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 2, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of September 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/18 for the period ended 09/30/18
Common Stocks*	$143,865	$-	$(821,121)	$3,136,007	$-	$2,458,751	$(821,121)
Disputed Claims Receipt	400,896	-	(26,032)	-	-	374,864	(26,032)
Private Investment Funds	607,956,269	12,127,883	186,861	70,000,000	(211,212,428)	479,058,585	(7,968,558)
Swap Contracts	(638,513)	(29,693,354)	47,526	8,003,563,091	(7,973,869,737)	(590,987)	47,526
Total	$607,862,517	$(17,565,471)	$(612,766)	$8,076,699,098	$(8,185,082,165)	$481,301,213	$(8,768,185)

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to,

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an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts. The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles ("SPVs") that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2018	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$143,581	Last market price	Discount (%)	50% - 100%	63.42%
	2,315,170	Proxy using related securities	Average return of proxy securities within a specified range	108.31%	108.31%
Disputed Claims Receipt	374,864	Corporate Action Model	Future claim awards	4.01%	4.01%
Private Investment Funds	479,058,585	Adjusted net asset value	Manager estimated returns	(3.19)% - 9.55%	(0.60)%
			Market returns*	(3.17)% - 17.27%	0.01%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

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Common Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2018. The discount for lack of marketability and estimate of future claims used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement. The specified range used is based on historical average daily volatility of the proxy component securities. A change in the proxy securities used or the specified range would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2018. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement. The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	$100,079,048	daily (94%)	2 days
Long-Short Global (b)	200,841,027	monthly (34%), quarterly (43%), 3 year rolling (23%)	45-90 days
Relative Value (c)	13,150,093	quarterly	65-90 days
Trend Following (d)	49,584,671	daily	2 days
Currency Trading (e)	20,234,152	daily	30 days
Long-Short US Small-Cap (f)	27,495,728	quarterly	45 days
Long-Short US Energy (g)	67,673,866	quarterly	60 days
Total	$479,058,585

(a)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $5,831,587 of redemption residuals.
(b)	This strategy primarily comprises long and short positions in global common stocks.
(c)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(d)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(e)	This strategy primarily comprises long and short positions in currency pairs.
(f)	This strategy primarily comprises long and short positions in in US small-cap common stocks.
(g)	This strategy primarily comprises long and short positions in US energy securities.

4. Derivatives and Other Financial Instruments

During the period ended September 30, 2018, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general

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understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

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Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

The fund maintained six swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays , if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The six strategies held at period end are described below.

KCP Long Segregated Portfolio:

The typical portfolio construction is a US focused long portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 400 Citigroup Growth, and S&P Smallcap 600 Growth).

KCP Short Segregated Portfolio:

The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

KGCP Long Segregated Portfolio:

The typical portfolio construction is a global focused long portfolio. The long portfolio is passive equity exposure (primarily MSCI ACWI and MSCI USA).

KGCP Short Segregated Portfolio:

The typical portfolio construction is a global focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Clinton Quantitative Segregated Portfolio:

The portfolio consisted of cash and cash equivalent holdings in various currencies to settle remaining receivables/payables as the portfolio was winding down as of September 30, 2018.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

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A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire

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unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward

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contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2018. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2018, grouped by contract type and risk exposure category:

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Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$912,330	0.06%	$912,330
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,573,790	0.03%	—	—%	2,573,790
Financial Futures Contracts	Due from broker for futures variation margin*	—	—%	300,665	0.01%	300,665
Total Value - Assets		$2,573,790		$1,212,995		$3,786,785

Liability Derivatives
Written Options	Investments in securities, at value	$—	—%	$(21,603)	—%	$(21,603)
Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(590,987)	0.02%	(590,987)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(6,997)	0.10%	—	—%	(6,997)
Financial Futures Contracts	Due to broker for futures variation margin*	—	—%	(1,645,490)	0.03%	(1,645,490)
Total Value - Liabilities		$(6,997)		$(2,258,080)		$(2,265,077)

* Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2018. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

** The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2017 to and including September 30, 2018, the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

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5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2018 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at September 30, 2018, are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in securities	$402,273,386	$(715,593,359)	$(313,319,973)	$3,563,761,776
Securities sold short	4,853,163	(7,601,432)	(2,748,269)	(73,740,836)

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	912,330
Financial futures contracts	—	—	—	(1,344,825)
Forward currency contracts	—	—	—	2,566,793
Swap contracts	—	—	—	(590,987)
Written option contracts	—	—	—	(21,603)

The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax -basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2018.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities

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underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2018:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$238,409,462	$—	$(238,409,462)	$—
Total	$238,409,462	$—	$(238,409,462)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

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The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
September 30, 2018

	Principal Amount	Value

Investments — 101.4% of net assets

Short-Term Investments — 101.4%

Repurchase Agreement — 2.5%
Fixed Income Clearing Corp. issued on 09/28/18 (proceeds at maturity $1,917,722) (collateralized by US Treasury Notes, due 10/31/22 with a total par value of $2,015,000 and a total market value of $1,958,322) 0.420%, 10/01/18 (Cost $1,917,655)	$1,917,655	$1,917,655

US Treasury Bond/Note — 17.0%
U.S. Treasury Note, 1.250%, 12/31/18 (Cost $12,983,981)	13,000,000	12,968,444

US Treasury Bills (a) — 81.9%
US Treasury Bill, 2.069%, due on 11/15/18	10,000,000	9,974,756
US Treasury Bill, 2.134%, due on 11/23/18	12,000,000	11,963,225
US Treasury Bill, 2.100%, due on 12/06/18	3,000,000	2,988,299
US Treasury Bill, 2.110%, due on 12/27/18	1,000,000	994,798
US Treasury Bill, 2.141%, due on 01/10/19	2,000,000	1,987,810
US Treasury Bill, 2.183%, due on 01/17/19	2,000,000	1,986,882
US Treasury Bill, 2.211%, due on 01/31/19	2,000,000	1,984,928
US Treasury Bill, 2.234%, due on 02/07/19	4,000,000	3,967,714
US Treasury Bill, 2.265%, due on 02/28/19	22,000,000	21,791,000
US Treasury Bill, 2.308%, due on 03/14/19	5,000,000	4,948,010

Total US Treasury Bills — 81.9% (Cost $62,597,120)		62,587,422

Total Short-Term Investments (Cost $77,498,756)		77,473,521

Total Investments — 101.4% (Cost $77,498,756)		77,473,521

Liabilities in Excess of Other Assets — (1.4)%		(1,104,681)

Net Assets — 100.0%		$76,368,840

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2018

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended September 30, 2018, all of the fund’s investments were valued using Level 2 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels that had a significant impact to the fund.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2018 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2018, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$-	$(25,235)	$(25,235)	$77,498,756

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2018.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures

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adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$1,917,655	$—	$(1,917,655)	$—
Total	$1,917,655	$—	$(1,917,655)	$—

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of September 30, 2018, TAS, the advisor to the fund, owned 38% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ RJ Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RJ Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	11/27/18

By:	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	11/27/18